U.S. Treasury Fund
U.S.TREASURY FUND
Investment Objective
To seek current income with liquidity and stability of principal.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Annual Fund Operating Expenses U.S. Treasury Fund		Administrative	Service	Institutional	Select	Premier
Management Fees		0.15%	0.15%	0.15%	0.15%	0.15%
Distribution/Service (12b-1) Fees		0.25%	0.25%	none	none	0.50%
Shareholder Servicing Fees		0.25%	0.25%	0.25%	0.25%	0.25%
Other Expenses		0.22%	0.22%	0.22%	0.22%	0.22%
Total Other Expenses		0.47%	0.47%	0.47%	0.47%	0.47%
Total Annual Fund Operating Expenses		0.87%	0.87%	0.62%	0.62%	1.12%
Less Fee Waivers	[1]	(0.17%)	(0.47%)	(0.34%)	(0.42%)	(0.87%)
Total Annual Fund Operating Expenses After Fee Waiver		0.70%	0.40%	0.28%	0.20%	0.25%
[1]	The Adviser has contractually agreed to waive 0.10% of its Management Fees. The Administrator has contractually agreed to waive 0.07% of its Administration Fee. Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees paid by Select Shares Premier Shares, 0.15% paid by Service Shares and 0.17% paid by Institutional Shares if you buy through such affiliates. The Distributor has contractually agreed to waive 0.45% of the Distribution/Service (12b-1) Fee paid by the Premier Class and 0.15% of such Fee paid by the Service Class. Contractual waivers are in place for the period through December 31, 2013 and may only be terminated or modified with the approval of the Fund's Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

Expense Example U.S. Treasury Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Administrative	72	261	466	1,057
Service	41	231	436	1,029
Institutional	29	164	312	742
Select	20	156	304	734
Premier	26	269	533	1,285

Principal Investment Strategy

To pursue its objective, under normal circumstances, the Fund invests at least 80% of its assets in U.S. Treasury Obligations, some or all of which may be subject to repurchase agreements. This policy will not be changed without at least 60 days prior notice to shareholders. The dollar-weighted average portfolio maturity of the Fund will not exceed 60 days and the dollar-weighted average portfolio life cannot exceed 120 days.

Principal Investment Risks

Although the Fund seeks to preserve the value of your investment at $1.00 per share, loss of money is a risk of investing in the Fund. In addition, the principal risks of investing in the Fund, which could adversely affect the Fund’s net asset value, yield and total return are (in alphabetical order):

  Income Risk — The Fund’s yield may decrease due to a decline in interest rates.
  Interest Rate Risk — The value of the Fund’s interest-bearing investments may decline due to an increase in interest rates. In general, the longer a security’s maturity, the greater the interest rate risk. The Fund’s yield may decrease due to a decline in interest rates.
   Liquidity Risk — Certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market.
   Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Fund’s portfolio managers will produce the desired results.
  Market Risk — The market value of a security may move up and down, sometimes rapidly and unpredictably.

To the extent that the Fund makes investments with additional risks, those risks could increase volatility or reduce performance. The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and may increase the amount of taxes that you pay.

For more information about these risks, please refer to the section titled “Investment Practices and Risks” in the Fund’s prospectus. An investment in the Fund is not a deposit of BOKF, NA, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Administrative Share Class by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for 1, 5 and 10 years. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information may be obtained on the Fund’s website www.cavanalhillfunds.com or by calling 1-800-762-7085.

This bar chart shows changes in the Fund’s performance from year to year[1]. The returns for Service, Institutional, Select and Premier Shares will differ from the returns for Administrative Shares (which are shown in the bar chart) because of differences in the expenses of each class. The performance of the Administrative Class Shares before January 2, 2007 is based on the performance of the retail shares of the Fund. The Fund was reorganized on January 2, 2007 when the Institutional U.S. Treasury Fund transferred all of its assets and liabilities to the Fund. The expenses of the retail shares of the Fund were substantially similar to those of the Administrative Class Shares of the Fund.

Annual Total Returns for Administrative Shares and predecessor (Periods Ended 12/31)

[1] The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/11 to 9/30/11 was 0.01%.
Best quarter:	Worst quarter:
1st 2001	2nd 2010
1.20%	0.00%

This table shows the Fund’s average annual total returns for periods ended December 31, 2010. The performance of the Administrative Class Shares before January 2, 2007 is based on the performance of the retail shares of the Fund. The Fund was reorganized on January 2, 2007, when the Institutional U.S. Treasury Fund transferred all of its assets and liabilities to the Fund. Service and Institutional Class Shares commenced operations on January 2, 2007. The performance shown for periods prior to January 2, 2007 is that of the retail shares of the Fund.  The Select and Premier Class Shares have not commenced operations as of the date of this prospectus. The performance shown is that of the Administrative Class Shares. In each case when predecessor information is used performance has not been adjusted to reflect the differences in fees and other expenses between classes. The shares would have substantially similar performance because shares are invested in the same portfolio of securities and the performance would have differed only to the extent that the classes have different expenses.

Average Annual Total Returns for Administrative, Service, Institutional, Select and Premier Shares and predecessors. (Periods Ended 12/31/2010)
Average Annual Total Returns U.S. Treasury Fund	1 Year	5 Years	10 Years
Administrative	0.10%	1.94%	1.74%
Service	0.10%	2.04%	1.79%
Institutional	0.10%	2.10%	1.82%
Select	0.10%	1.94%	1.74%
Premier	0.10%	1.94%	1.74%

Yield

The 7-day yield for the period ended 12/31/10 was 0.01% for Administrative Shares; 0.01% for Service Shares; and 0.01% for Institutional Shares. The Select Shares and the Premier Shares have not commenced operations as of the date of this prospectus.

You may obtain the most current yield information for the Fund by calling (800) 762-7085.

Cash Management Fund
CASH MANAGEMENT FUND
Investment Objective
To seek current income with liquidity and stability of principal.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Annual Fund Operating Expenses Cash Management Fund		Administrative	Service Shares	Institutional	Select	Premier
Management Fees		0.15%	0.15%	0.15%	0.15%	0.15%
Distribution/Service (12b-1) Fees		0.25%	0.25%			0.50%
Shareholder Servicing Fees		0.25%	0.25%	0.25%	0.25%	0.25%
Other Expenses		0.22%	0.22%	0.22%	0.22%	0.22%
Total Other Expenses		0.47%	0.47%	0.47%	0.47%	0.47%
Total Annual Fund Operating Expenses		0.87%	0.87%	0.62%	0.62%	1.12%
Less Fee Waivers	[1]	(0.30%)	(0.47%)	(0.34%)	(0.42%)	(0.87%)
Total Annual Fund Operating Expenses After Fee Waiver		0.57%	0.40%	0.28%	0.20%	0.25%
[1]	The Adviser has contractually agreed to waive 0.10% of its Management Fees. The Administrator has contractually agreed to waive 0.07% of its Administration Fee. Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees paid by Select and Premier Shares, 0.15% paid by Service Shares and 0.17% paid by Institutional Shares if you buy through such affiliates. The Distributor has contractually agreed to waive 0.45% of the Distribution/Service (12b-1) Fee paid by the Premier Class and 0.15% of such Fee paid by the Service Class and 0.13% paid by the Administrative Class. Contractual waivers are in place for the period through December 31, 2013 and may only be terminated or modified with the approval of the Fund's Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

Expense Example Cash Management Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Administrative	58	248	453	1,045
Service Shares	41	231	436	1,029
Institutional	29	164	312	742
Select	20	156	304	734
Premier	26	269	533	1,285

Principal Investment Strategy

To pursue its objective, under normal circumstances, the Fund invests primarily in high-quality instruments including obligations issued by the U.S. government or its agencies or instrumentalities, commercial paper, medium-term notes, certificates of deposit, time deposits and repurchase agreements. These obligations may be variable or floating rate instruments or variable rate master demand notes.

To be considered high-quality, a security must be rated in one of the two highest credit quality categories for short-term securities, or, if unrated, determined to be of comparable quality.

The dollar-weighted average portfolio maturity of the Fund will not exceed 60 days and the dollar-weighted average portfolio life cannot exceed 120 days.

The Fund may, from time to time, concentrate its investments in certain securities issued by U.S. banks and U.S. branches of foreign banks.

Principal Investment Risks

Although the Fund seeks to preserve the value of your investment at $1.00 per share, loss of money is a risk of investing in the Fund. In addition, the principal risks of investing in the Fund, which could adversely affect the Fund’s net asset value, yield and total return are (in alphabetical order):

  Banking Risk — To the extent that the Fund invests in securities issued by U.S. Banks, foreign banks and U.S. branches of foreign banks, the Fund’s performance will be susceptible to the risks associated with the financial services sector.
  Credit Risk — Credit risk is the possibility that the issuer of a debt instrument will fail to repay interest and principal in a timely manner or a counterparty may be unable to fulfill an obligation to repurchase securities from the Fund, reducing the Fund’s return.
  Foreign Investment Risk — Higher transaction costs, delayed settlements, currency controls and adverse economic and political developments may affect foreign investments.
  Income Risk — The Fund’s yield may decrease due to a decline in interest rates.
  Interest Rate Risk — The value of the Fund’s interest-bearing investments may decline due to an increase in interest rates. In general, the longer a security’s maturity, the greater the interest rate risk. The Fund’s yield may decrease due to a decline in interest rates.
  Issuer Specific — The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, earnings and sales trends, investor perceptions, financial leverage and reduced demand for the issuer’s goods or services.
  Liquidity Risk — Certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market.
  Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Fund’s portfolio managers will produce the desired results.
  Market Risk — The market value of a security may move up and down, sometimes rapidly and unpredictably.
  Regulatory Risk — Change in laws or regulations may materially affect a security, business, sector or market. Regulatory risk also includes the risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans.

To the extent that the Fund makes investments with additional risks, those risks could increase volatility or reduce performance. The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and may increase the amount of taxes that you pay.

For more information about these risks, please refer to the section titled “Investment Practices and Risks” in the Fund’s prospectus. An investment in the Fund is not a deposit of BOKF, NA, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Administrative Share Class by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for 1, 5 and 10 years. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information may be obtained on the Fund’s website www.cavanalhillfunds.com or by calling 1-800-762-7085.

This bar chart shows changes in the Fund’s performance from year to year[1]. The returns for Service, Institutional, Select and Premier Shares will differ from the returns for Administrative Shares (which are shown in the bar chart) because of differences in the expenses of each class. The performance of the Administrative Class Shares before January 2, 2007 is based on the performance of the retail shares of the Fund. The Fund was reorganized on January 2, 2007 when the Institutional Cash Management Fund transferred all of its assets and liabilities to the Fund. The expenses of the retail shares of the Fund were substantially similar to those of the Administrative Class Shares of the Fund.

Annual Total Returns for Administrative Shares and predecessor (Periods Ended 12/31)

[1] The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/11 to 9/30/11 was 0.01%.
Best quarter:	Worst quarter:
1st 2001	2nd 2010
1.29%	0.00%

This table shows the Fund’s average annual total returns for periods ended December 31, 2010. The performance of the Administrative Class before January 2, 2007 is based on the performance of the retail shares of the Fund. The Fund was reorganized on January 2, 2007, when the Institutional Cash Management Fund transferred all of its assets and liabilities to the Fund.  Service and Institutional Class Shares commenced operations on January 2, 2007. The performance shown for periods prior to January 2, 2007 is that of the retail shares of the Fund.  The Select and Premier Class Shares have not commenced operations as of the date of this prospectus. The performance shown is that of the Administrative Class Shares. In each case when predecessor information is used performance has not been adjusted to reflect the differences in fees and other expenses between classes. The shares would have substantially similar performance because shares are invested in the same portfolio of securities and the performance would have differed only to the extent that the classes have different expenses.

Average Annual Total Returns for Administrative, Service, Institutional, Select and Premier Shares and predecessors. (Periods Ended 12/31/2010)
Average Annual Total Returns Cash Management Fund	1 Year	5 Years	10 Years
Administrative	0.10%	2.24%	2.03%
Service Shares	0.14%	2.35%	2.08%
Institutional	0.16%	2.43%	2.12%
Select	0.10%	2.24%	2.03%
Premier	0.10%	2.24%	2.03%

Yield

The 7-day yield for the period ended 12/31/10 was 0.01% for Administrative Shares; 0.01% for Service Shares; and 0.02% for Institutional Shares. The Select Shares and the Premier Shares have not commenced operations as of the date of this prospectus.

You may obtain the most current yield information for the Fund by calling (800) 762-7085.

Tax-Free Money Market Fund
TAX-FREE MONEY MARKET FUND
Investment Objective
To seek high current income exempt from federal income tax.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Annual Fund Operating Expenses Tax-Free Money Market Fund		Administrative Shares	Service Shares	Institutional Shares	Select Shares	Premier Shares
Management Fees		0.15%	0.15%	0.15%	0.15%	0.15%
Distribution/Service (12b-1) Fees		0.25%	0.25%	none	none	0.50%
Shareholder Servicing Fees		0.25%	0.25%	0.25%	0.25%	0.25%
Other Expenses		0.22%	0.22%	0.22%	0.22%	0.22%
Total Other Expenses		0.47%	0.47%	0.47%	0.47%	0.47%
Total Annual Fund Operating Expenses		0.87%	0.87%	0.62%	0.62%	1.12%
Less Fee Waivers	[1]	(0.20%)	(0.50%)	(0.37%)	(0.45%)	(0.90%)
Total Annual Fund Operating Expenses After Fee Waiver		0.67%	0.37%	0.25%	0.17%	0.22%
[1]	The Adviser has contractually agreed to waive 0.10% of its Management Fees. The Administrator has contractually agreed to waive 0.10% of its Administration Fee. Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees paid by Select and Premier Shares, 0.15% paid by Service Shares and 0.17% paid by Institutional Shares if you buy through such affiliates. The Distributor has contractually agreed to waive 0.45% of the Distribution/Service (12b-1) Fee paid by the Premier Class and 0.15% of such Fee paid by the Service Class. Contractual waivers are in place for the period through December 31, 2013 and may only be terminated or modified with the approval of the Fund's Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

Expense Example Tax-Free Money Market Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Administrative Shares	68	257	461	1,051
Service Shares	38	227	432	1,023
Institutional Shares	25	160	307	735
Select Shares	17	152	299	728
Premier Shares	22	265	528	1,279

Principal Investment Strategy

As a fundamental policy, the Fund, under normal circumstances, invests at least 80% of its assets in short-term municipal securities that provide income that is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax. Short-term municipal securities are debt obligations, such as bonds and notes, issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and other political subdivisions, agencies, instrumentalities and authorities, which generally have remaining maturities of one year or less. Municipal securities purchased by the Fund may also include rated and unrated variable and floating rate tax-exempt notes which may have a stated maturity in excess of one year but which will be subject to a feature permitting the Fund to demand payment within a year. The Fund may also invest in the securities of money market mutual funds that invest primarily in obligations exempt from federal income tax.

When selecting securities for the Fund’s portfolio, the portfolio manager first considers safety of principal and the quality of an investment. The portfolio manager then focuses on generating a high level of income. The portfolio manager generally evaluates investments based on interest rate sensitivity selecting those securities whose maturities fit the Fund’s interest rate sensitivity target and that the portfolio manager believes to be the best relative values. The dollar-weighted average portfolio maturity of the Fund will not exceed 60 days and the dollar-weighted average portfolio life cannot exceed 120 days.

The Fund may invest in certain other short-term debt securities in addition to those described above. The Fund may invest up to 20% of its assets in obligations, the interest on which is either subject to federal income tax or treated as a preference item for purposes of the federal alternative minimum tax (“Taxable Obligations”). Taxable Obligations may include obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (some of which may be subject to repurchase agreements), certificates of deposit and bankers’ acceptances of selected banks, and commercial paper.

The Fund will invest only in those municipal securities and other obligations that are considered by the portfolio manager to present minimal credit risks. In addition, investments will be limited to those obligations that, at the time of purchase, (i) possess one of the two highest short-term ratings from a nationally recognized statistical rating organization (“NRSRO”), in the case of single-rated securities, or (ii) possess one of the two highest short-term ratings by at least two NRSROs, in the case of multiple-rated securities; or (iii) do not possess a rating ( i.e., are unrated) but are determined by the portfolio manager to be of comparable quality to the rated instruments eligible for purchase by the Fund under the guidelines adopted by the Board of Trustees.

Principal Investment Risks

Although the Fund seeks to preserve the value of your investment at $1.00 per share, loss of money is a risk of investing in the Fund. In addition, the principal risks of investing in the Fund, which could adversely affect the Fund’s net asset value, yield and total return are (in alphabetical order):

  Credit Enhancement Risk — A “credit enhancer,” such as a letter of credit, may decline in quality and lead to a decrease in the value of the Fund’s investments.
  Credit Risk — Credit risk is the possibility that the issuer of a debt instrument will fail to repay interest and principal in a timely manner or a counterparty may be unable to fulfill an obligation to repurchase securities from the Fund, reducing the Fund’s return.
  Interest Rate Risk — The value of the Fund’s interest-bearing investments may decline due to an increase in interest rates. In general, the longer a security’s maturity, the greater the interest rate risk. The Fund’s yield may decrease due to a decline in interest rate.
  Issuer Specific — The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, earnings and sales trends, investor perceptions, financial leverage and reduced demand for the issuer’s goods or services.
  Liquidity Risk — Certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market.
   Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Fund’s portfolio managers will produce the desired results.
  Market Risk — The market value of a security may move up and down, sometimes rapidly and unpredictably.
  Tax Risk — The issuer of securities may fail to comply with certain requirements of the Internal Revenue Code, which could cause adverse tax consequences. Also, the use of investment practices that seek to minimize tax consequences may lead to investment decisions that do not maximize the returns on an after-tax basis. Economic developments or unforeseeable investor redemptions may also reduce returns without any corresponding increase in tax efficiency.

To the extent that the Fund makes investments with additional risks, those risks could increase volatility or reduce performance. The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and may increase the amount of taxes that you pay.

For more information about these risks, please refer to the section titled “Investment Practices and Risks” in the Fund’s prospectus. An investment in the Fund is not a deposit of BOKF, NA, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Select Share Class by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for 1 and 5 years, and since inception. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information may be obtained on the Fund’s website www.cavanalhillfunds.com or by calling 1-800-762-7085.

This bar chart shows changes in the Fund’s performance from year to year[1]. The returns for Administrative, Service, Institutional and Premier Shares will differ from the returns for Select Shares (which are shown in the bar chart) because of differences in the expenses of each class.

Annual Total Returns for Select Shares (Periods Ended 12/31)

[1] The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/11 to 9/30/11 was 0.05%.
Best quarter:	Worst quarter:
2nd 2007	3rd 2010
0.89%	0.03%

This table shows the Fund’s average annual total returns for periods ended December 31, 2010. Administrative, Service and Institutional Class Shares commenced operations on January 2, 2007.  The performance shown for periods before January 2, 2007 is that of the Select Class Shares, which commenced operations on April 11, 2005. The Premier Class Shares have not commenced operations as of the date of this prospectus. In each case when predecessor information is used performance has not been adjusted to reflect the differences in fees and other expenses between classes. The shares would have substantially similar performance because shares are invested in the same portfolio of securities and the performance would have differed only to the extent that the classes have different expenses.

Average Annual Total Returns for Administrative, Service, Institutional, Select and Premier Shares and predecessors. (Periods Ended 12/31/2010)
Average Annual Total Returns Tax-Free Money Market Fund	1 Year	5 Years	Since Inception
Administrative Shares	0.01%	1.59%	1.71%
Service Shares	none	1.76%	1.85%
Institutional Shares	0.04%	1.83%	1.92%
Select Shares	0.12%	1.90%	1.98%
Premier Shares	0.12%	1.90%	1.98%

Yield

The 7-day yield for the period ended 12/31/10 was 0.01% for Administrative Shares; 0.00% for Service Shares; 0.05% for Institutional Shares; and 0.13% for Select Shares. The Premier Shares have not commenced operations as of the date of this prospectus.

You may obtain the most current yield information for the Fund by calling (800) 762-7085.

Short Term Income Fund
SHORT-TERM INCOME FUND
Investment Objective
Primarily to seek income and
secondarily to seek capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a lower shareholder fee depending upon the amount that you invest.  More information is available from your financial professional and in the section “Initial Sales Charge (Bond and Equity Funds, Class A Only)” in the prospectus and in the section “Additional Purchase and Redemption Information” of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Short Term Income Fund	A Share		Investor Share	Institutional Share
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	2.50%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds, for shares held less than 12 months)	1.00%	[1]	none	none
[1]	On shares purchased without an initial sales charge and redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Annual Fund Operating Expenses Short Term Income Fund		A Share	Investor Share	Institutional Share
Management Fees		0.55%	0.55%	0.55%
Distribution/Service (12b-1) Fees		0.25%	0.25%	none
Shareholder Servicing Fees		0.10%	0.25%	0.25%
Other Expenses		0.42%	0.42%	0.42%
Total Other Expenses		0.52%	0.67%	0.67%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.33%	1.48%	1.23%
Less Fee Waivers	[1]	(0.60%)	(0.75%)	(0.75%)
Total Annual Fund Operating Expenses After Fee Waiver		0.73%	0.73%	0.48%
[1]	The Adviser has contractually agreed to waive 0.40% of its Management Fees. The Administrator has contractually agreed to waive 0.10% of its Administrator Fees. Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees if you buy through such affiliates. Contractual waivers are in place for the period through December 31, 2012 and may only be terminated or modified with the approval of the Fund's Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

Expense Example Short Term Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A Share	323	603	905	1,760
Investor Share	75	394	737	1,704
Institutional Share	49	316	603	1,422

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Principal Investment Strategy

To pursue its objective, under normal circumstances, the Fund invests primarily in debt obligations such as bonds, notes and debentures, and bills issued by U.S. corporations or by the U.S. government, its agencies or instrumentalities, municipal securities, mortgage-related securities, asset-backed securities and collateralized mortgage obligations that are rated within the three highest ratings categories assigned by a nationally recognized statistical ratings organization, or of comparable quality, at the time of purchase. The Fund also invests in money market instruments.

If the rating of a security is downgraded after purchase, the portfolio management team will determine whether it is in the best interest of the Fund’s shareholders to continue to hold the security.

The Fund will seek to increase the value of your investment through a combination of income and capital gains.

In managing the portfolio, the portfolio management team searches for inefficiencies not only at the macro, or top down level, but also at the individual security level.

In addition to the securities described above, the Fund may invest in other debt securities.

Under normal circumstances, the Fund invests at least 80% of its assets in securities with an average maturity of less than three years and maintains a dollar-weighted average maturity of its portfolio of three years or less. These policies will not be changed without at least 60 days prior notice to shareholders. In addition, the Fund normally invests at least 65% of its assets in interest-bearing bonds.

Principal Investment Risks

Loss of money is a risk of investing in the Fund. In addition, the principal risks of investing in the Fund, which could adversely affect the Fund’s net asset value, yield and total return are (in alphabetical order):

  Credit Risk — Credit risk is the possibility that the issuer of a debt instrument will fail to repay interest and principal in a timely manner or a counterparty may be unable to fulfill an obligation to repurchase securities from the Fund, reducing the Fund’s return.
  Interest Rate Risk — The value of the Fund’s investments may decline due to an increase in interest rates. In general, the longer a security’s maturity, the greater the interest rate risk. The Fund’s yield may decrease due to a decline in interest rates.
   Liquidity Risk — Certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market.
  Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Fund’s portfolio managers will produce the desired results.
  Market Risk — The market value of a security may move up and down, sometimes rapidly and unpredictably.
   Mortgage Market Risk — The mortgage market in the United States has experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments.
  Prepayment/Call Risk — There is a chance that the repayment of an asset backed or mortgage backed obligation will occur sooner than expected. Call risk is the possibility that, during periods of falling interest rates, a bond issuer will “call”— or repay — its bond before the bond’s maturity date.
  Valuation Risk — The risk associated with the assessment of appropriate pricing in a changing market where trading information may not be readily available.
  Zero Coupon — The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes.

To the extent that the Fund makes investments with additional risks, those risks could increase volatility or reduce performance. The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and may increase the amount of taxes that you pay.

For more information about these risks, please refer to the section titled “Investment Practices and Risks” in the Fund’s prospectus. An investment in the Fund is not a deposit of BOKF, NA, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information may be obtained on the Fund’s website www.cavanalhillfunds.com or by calling 1-800-762-7085.

This bar chart shows changes in the Fund’s performance from year to year[1]. The returns for A Shares and Institutional Shares will differ from the returns for Investor Shares (which are shown in the bar chart) because of differences in the expenses of each class.

Annual Total Returns for Investor Shares (Periods Ended 12/31)

[1] The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/11 to 9/30/11 was 2.85%.
Best quarter:	Worst quarter:
2nd 2009	4th 2008
6.26%	(12.47)%

This table compares the Fund’s average annual total returns for periods ended December 31, 2010 to those of the BofA Merrill Lynch 1-5 Year U.S. Corporate/Government Index. Prior to January 1, 2006, a maximum sales charge of 2.00% was imposed. Sales charges are not reflected in the total return figures. The A Shares were not in existence before May 1, 2011. Institutional Shares were not in existence before December 30, 2005. Performance information reflects the Fund’s Investor Shares for periods prior to December 29, 2005 and May 2, 2011 for the Institutional and A Shares, respectively. The A Shares began presenting performance linked to the Investor Shares in September of 2011. Unlike Institutional Shares, Investor and A Shares bear a 12b-1 fee of 0.25%. Investor and Institutional Shares are subject to a Shareholder Servicing Fee of 0.25%, whereas the Shareholder Servicing Fee for A Shares is 0.10%. As indicated in the table, A Shares are also subject to a sales charge (Load). Each of these differences is reflected in the performance information. Accordingly, had the Institutional and A Shares of the Fund been offered for periods before December 30, 2005 and May 2, 2011, respectively, the performance information would have been different as a result of lower annual operating expenses. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal marginal income and capital gains tax rates. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all shares were redeemed at the end of each measurement period and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Average Annual Total Returns (Periods Ended 12/31/10)
Average Annual Total Returns Short Term Income Fund	1 Year	5 Years	10 Years
BofA Merrill Lynch 1-5 Year U.S. Corporate/Government Index (reflects no deduction for expenses, fees or taxes)	4.17%	5.04%	4.84%
Investor Share Return Before Taxes	10.32%	3.08%	3.78%
Investor Share After Taxes on Distributions	8.85%	1.40%	2.12%
Investor Share After Taxes on Distributions and Sales	6.68%	1.63%	2.23%
Institutional Share Return Before Taxes	10.66%	3.37%	3.92%

Intermediate Bond Fund
INTERMEDIATE BOND FUND
Investment Objective
To seek total return.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a lower shareholder fee depending upon the amount that you invest.  More information is available from your financial professional and in the section “Initial Sales Charge (Bond and Equity Funds, Class A Only)” in the prospectus and in the section “Additional Purchase and Redemption Information” of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Intermediate Bond Fund	A Share		Investor Share	Institutional Share
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	3.75%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds, for shares held less than 12 months)	1.00%	[1]	none	none
[1]	On shares purchased without an initial sales charge and redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Annual Fund Operating Expenses Intermediate Bond Fund		A Share	Investor Share	Institutional Share
Management Fees		0.55%	0.55%	0.55%
Distribution/Service (12b-1) Fees		0.25%	0.25%	none
Shareholder Servicing Fees		0.10%	0.25%	0.25%
Other Expenses		0.55%	0.55%	0.55%
Total Other Expenses		0.65%	0.80%	0.80%
Total Annual Fund Operating Expenses		1.45%	1.60%	1.35%
Less Fee Waivers	[1]	(0.55%)	(0.70%)	(0.70%)
Total Annual Fund Operating Expenses After Fee Waiver		0.90%	0.90%	0.65%
[1]	The Adviser has contractually agreed to waive 0.35% of its Management Fees. The Administrator has contractually agreed to waive 0.10% of its Administrator Fees. Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees if you buy through such affiliates. Contractual waivers are in place for the period through December 31, 2012 and may only be terminated or modified with the approval of the Fund's Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

Expense Example Intermediate Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A Share	463	764	1,087	1,999
Investor Share	91	436	804	1,841
Institutional Share	66	358	672	1,563

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategy

To pursue its objective, the Fund invests, under normal market conditions, primarily in debt obligations such as bonds, notes and debentures, and bills issued by U.S. corporations or the U.S. government, its agencies, or instrumentalities, municipal securities, mortgage-related securities, asset-backed securities and collateralized mortgage obligations that are rated within the three highest ratings categories assigned by a nationally recognized statistical ratings organization, or of comparable quality, at the time of purchase. The Fund also invests in money market instruments.

Total return is defined as a percentage change, over a specified time period, in a mutual funds net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

If the rating of a security is downgraded after purchase, the portfolio management team will determine whether it is in the best interest of the Fund’s shareholders to continue to hold the security.

The Fund will seek to increase the value of your investment through a combination of income and capital gains.

In managing the portfolio, the portfolio management team searches for inefficiencies not only at the macro, or top down level, but also at the individual security level.

In addition to the securities described above, the Fund may invest in other debt securities.

Under normal circumstances the Fund invests at least 80% of its assets in bonds and maintains the dollar-weighted average maturity of its portfolio between three and ten years. These policies will not be changed without at least 60 days prior notice to shareholders.

Principal Investment Risks

Loss of money is a risk of investing in the Fund. In addition, the principal risks of investing in the Fund, which could adversely affect the Fund’s net asset value, yield and total return are (in alphabetical order):

  Banking Risk — To the extent that the Fund invests in securities issued by U.S. Banks, foreign banks and U.S. branches of foreign banks, the Fund’s performance will be susceptible to the risks associated with the financial services sector.
  Credit Risk — Credit risk is the possibility that the issuer of a debt instrument will fail to repay interest and principal in a timely manner or a counterparty may be unable to fulfill an obligation to repurchase securities from the Fund, reducing the Fund’s return.
   Derivative Risk — The risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation.  Changes in the value of derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.
   Interest Rate Risk — The value of the Fund’s investments may decline due to an increase in interest rates. In general, the longer a security’s maturity, the greater the interest rate risk. The Fund’s yield may decrease due to a decline in interest rates.
  Liquidity Risk — Certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market.
  Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Fund’s portfolio managers will produce the desired results.
   Market Risk — The market value of a security may move up and down, sometimes rapidly and unpredictably.
  Mortgage Market Risk — The mortgage market in the United States has experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments.
  Prepayment/Call Risk — There is a chance that the repayment of an asset backed or mortgage backed obligation will occur sooner than expected. Call risk is the possibility that, during periods of falling interest rates, a bond issuer will “call”— or repay — its bond before the bond’s maturity date.
  Valuation Risk — The risk associated with the assessment of appropriate pricing in a changing market where trading information may not be readily available.

To the extent that the Fund makes investments with additional risks, those risks could increase volatility or reduce performance. The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and may increase the amount of taxes that you pay.

For more information about these risks, please refer to the section titled “Investment Practices and Risks” in the Fund’s prospectus. An investment in the Fund is not a deposit of BOKF, NA, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future.  Updated performance information may be obtained on the Fund’s website www.cavanalhillfunds.com or by calling 1-800-762-7085.

This bar chart shows changes in the Fund’s performance from year to year[1]. The returns for A Shares and Institutional Shares will differ from the returns for Investor Shares (which are shown in the bar chart) because of differences in the expenses of each class.

Annual Total Returns for Investor Shares (Periods Ended 12/31)

[1] The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/11 to 9/30/11 was 5.78%.
Best quarter:	Worst quarter:
3rd 2009	4th 2008
6.12%	(10.13)%

This table compares the Fund’s average annual total returns for periods ended December 31, 2010 to those of the Barclays Capital U.S. Intermediate Aggregate Bond Index. Prior to January 1, 2006, a maximum sales charge of 2.50% was imposed. Sales charges are not reflected in the total return figures. The A Shares, which impose a maximum sales charge of 3.75%, were not in existence before May 1, 2011. Institutional Shares were not in existence before December 30, 2005. Performance information reflects the Fund’s Investor Shares for periods prior to December 29, 2005 and May 2, 2011 for the Institutional and A Shares, respectively. The A Shares began presenting performance linked to the Investor Shares in September of 2011. Unlike Institutional Shares, Investor and A Shares bear a 12b-1 fee of 0.25%. Investor and Institutional Shares are subJect to a Shareholder Servicing Fee of 0.25%, whereas the Shareholder Servicing Fee for A Shares is 0.10%. As indicated in the table, A Shares are also subject to a sales charge (Load). Each of these differences is reflected in the performance information. Accordingly, had the Institutional and A Shares of the Fund been offered for periods before December 30, 2005 and May 2, 2011, respectively, the performance information would have been different as a result of lower annual operating expenses. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal marginal income and capital gains tax rates. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all shares were redeemed at the end of each measurement period and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. Actual after tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Average Annual Total Returns (Periods Ended 12/31/10)
Average Annual Total Returns Intermediate Bond Fund	1 Year	5 Years	10 Years
Barclays Capital U.S. Intermediate Aggregate Bond Index (reflects no deduction for expenses, fees or taxes)	6.15%	5.81%	5.66%
Investor Share Return Before Taxes	13.56%	3.51%	4.19%
Investor Share After Taxes on Distributions	11.48%	1.67%	2.35%
Investor Share After Taxes on Distributions and Sales	8.76%	1.91%	2.48%
Institutional Share Return Before Taxes	13.84%	3.80%	4.34%

Bond Fund
BOND FUND
Investment Objective
To seek total return.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a lower shareholder fee depending upon the amount that you invest.  More information is available from your financial professional and in the section “Initial Sales Charge (Bond and Equity Funds, Class A Only)” in the prospectus and in the section “Additional Purchase and Redemption Information” of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Bond Fund	A Shares		Investor Shares	Institutional Shares
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	3.75%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds, for shares held less than 12 months)	1.00%	[1]	none	none
[1]	On shares purchased without an initial sales charge and redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Annual Fund Operating Expenses Bond Fund		A Shares	Investor Shares	Institutional Shares
Management Fees		0.55%	0.55%	0.55%
Distribution/Service (12b-1) Fees		0.25%	0.25%	none
Shareholder Servicing Fees		0.10%	0.25%	0.25%
Other Expenses		0.47%	0.47%	0.47%
Total Other Expenses		0.57%	0.72%	0.72%
Total Annual Fund Operating Expenses		1.37%	1.52%	1.27%
Less Fee Waivers	[1]	(0.55%)	(0.70%)	(0.70%)
Total Annual Fund Operating Expenses After Fee Waiver		0.82%	0.82%	0.57%
[1]	The Adviser has contractually agreed to waive 0.35% of its Management Fees. The Administrator has contractually agreed to waive 0.10% of its Administrator Fees. Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees if you buy through such affiliates. Contractual waivers are in place for the period through December 31, 2012 and may only be terminated or modified with the approval of the Fund's Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

Expense Example Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A Shares	455	740	1,046	1,912
Investor Shares	84	411	762	1,752
Institutional Shares	58	333	629	1,471

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Principal Investment Strategy

To pursue its objective, the Fund invests, under normal market conditions, primarily in debt obligations such as bonds, notes and debentures, and bills issued by U.S. corporations or by the U.S. government, its agencies, or instrumentalities, municipal securities, mortgage-related securities, asset-backed securities and collateralized mortgage obligations that are rated within the three highest ratings categories assigned by a nationally recognized statistical ratings organization, or of comparable quality, at the time of purchase. The Fund also invests in money market instruments.

Total return is defined as a percentage change, over a specified time period, in a mutual funds net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

If the rating of a security is downgraded after purchase, the portfolio management team will determine whether it is in the best interest of the Fund’s shareholders to continue to hold the security.

The Fund will seek to increase the value of your investment through a combination of income and capital gains.

The Fund will generally maintain a dollar-weighted average portfolio maturity of three to ten years.

In managing the portfolio, the portfolio management team searches for inefficiencies not only at the macro, or top down level, but also at the individual security level.

In addition to the securities described above, the Fund may invest in other debt securities.

Under normal circumstances the Fund invests at least 80% of its assets in bonds. This policy will not be changed without at least 60 days prior notice to shareholders.

Principal Investment Risks

Loss of money is a risk of investing in the Fund. In addition, the principal risks of investing in the Fund, which could adversely affect the Fund’s net asset value, yield and total return are (in alphabetical order):

  Credit Risk — Credit risk is the possibility that the issuer of a debt instrument will fail to repay interest and principal in a timely manner or a counterparty may be unable to fulfill an obligation to repurchase securities from the Fund, reducing the Fund’s return.
  Interest Rate Risk — The Fund’s investments may decline due to an increase in interest rates. In general, the longer a security’s maturity, the greater the interest rate risk. The Fund’s yield may decrease due to a decline in interest rates.
  Liquidity Risk — Certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market.
  Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Fund’s portfolio managers will produce the desired results.
  Market Risk — The market value of a security may move up and down, sometimes rapidly and unpredictably.
  Mortgage Market Risk — The mortgage market in the United States has experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments.
  Regulatory Risk — Change in laws or regulations may materially affect a security, business, sector or market. Regulatory risk also includes the risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans.
  Valuation Risk — The risk associated with the assessment of appropriate pricing in a changing market where trading information may not be readily available.

To the extent that the Fund makes investments with additional risks, those risks could increase volatility or reduce performance. The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and may increase the amount of taxes that you pay.

For more information about these risks, please refer to the section titled “Investment Practices and Risks” in the Fund’s prospectus. An investment in the Fund is not a deposit of BOKF, NA, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information may be obtained on the Fund’s website www.cavanalhillfunds.com or by calling 1-800-762-7085.

This bar chart shows changes in the Fund’s performance from year to year[1]. The returns for A Shares and Institutional Shares will differ from the returns for Investor Shares (which are shown in the bar chart) because of differences in the expenses of each class.

Annual Total Returns for Investor Shares (Periods Ended 12/31)

[1] The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/11 to 9/30/11 was 6.86%.
Best quarter:	Worst quarter:
3rd 2009	4th 2008
6.55%	(6.50)%

This table compares the Fund’s average annual total returns for periods ended December 31, 2010 to those of the Barclays Capital U.S. Aggregate Bond Index. Prior to January 1, 2006, a maximum sales charge of 3.00% was imposed. Sales charges are not reflected in the total return figures. The A Shares, which impose a maximum sales charge of 3.75%, were not in existence before May 1, 2011. Institutional Shares were not in existence before December 30, 2005. Performance information reflects the Fund’s Investor Shares for periods prior to December 29, 2005 and May 2, 2011 for the Institutional and A Shares, respectively. The A Shares began presenting performance linked to the Investor Shares in September of 2011. Unlike Institutional Shares, Investor and A Shares bear a 12b-1 fee of 0.25%. Investor and Institutional Shares are subject to a Shareholder Servicing Fee of 0.25%, whereas the Shareholder Servicing Fee for A Shares is 0.10%. As indicated in the table, A Shares are also subject to a sales charge (Load). Each of these differences is reflected in the performance information. Accordingly, had the Institutional and A Shares of the Fund been offered for periods before December 30, 2005 and May 2, 2011, respectively, the performance information would have been different as a result of lower annual operating expenses. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal marginal income and capital gains tax rates. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all shares were redeemed at the end of each measurement period and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Average Annual Total Returns (Periods Ended 12/31/10)
Average Annual Total Returns Bond Fund	1 Year	5 Years	10 Years
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for expenses, fees or taxes)	6.54%	5.80%	5.84%
Investor Shares Return Before Taxes	13.80%	4.38%	5.16%
Investor Shares After Taxes on Distributions	11.82%	2.50%	3.13%
Investor Shares After Taxes on Distributions and Sales	8.91%	2.62%	3.20%
Institutional Shares Return Before Taxes	13.95%	4.63%	5.29%

Intermediate Tax-Free Bond Fund
INTERMEDIATE TAX-FREE BOND FUND
Investment Objective
To seek current income, consistent with the preservation of capital, that is exempt from federal income taxes.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a lower shareholder fee depending upon the amount that you invest.  More information is available from your financial professional and in the section “Initial Sales Charge (Bond and Equity Funds, Class A Only)” in the prospectus and in the section “Additional Purchase and Redemption Information” of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Intermediate Tax-Free Bond Fund	A Shares		Investor Shares	Institutional Shares
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	3.75%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds, for shares held less than 12 months)	1.00%	[1]	none	none
[1]	On shares purchased without an initial sales charge and redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Annual Fund Operating Expenses Intermediate Tax-Free Bond Fund		A Shares	Investor Shares	Institutional Shares
Management Fees		0.55%	0.55%	0.55%
Distribution/Service (12b-1) Fees		0.25%	0.25%	none
Shareholder Servicing Fees		0.10%	0.25%	0.25%
Other Expenses		0.41%	0.41%	0.41%
Total Other Expenses		0.51%	0.66%	0.66%
Total Annual Fund Operating Expenses		1.31%	1.46%	1.21%
Less Fee Waivers	[1]	(0.55%)	(0.70%)	(0.70%)
Total Annual Fund Operating Expenses After Fee Waiver		0.76%	0.76%	0.51%
[1]	The Adviser has contractually agreed to waive 0.35% of its Management Fees. The Administrator has contractually agreed to waive 0.10% of its Administrator Fees. Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees if you buy through such affiliates. Contractual waivers are in place for the period through December 31, 2012 and may only be terminated or modified with the approval of the Fund's Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

Expense Example Intermediate Tax-Free Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A Shares	450	722	1,015	1,847
Investor Shares	77	392	730	1,685
Institutional Shares	52	314	597	1,402

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.

Principal Investment Strategy

To pursue its objective, under normal circumstances, the Fund invests at least 65% of its assets in municipal bonds and debentures that are rated within the three highest ratings categories assigned by a nationally recognized statistical ratings organization (“NRSRO”), or of comparable quality, at the time of purchase. As a matter of fundamental policy the Fund invests, under normal circumstances, at least 80% of its assets in municipal securities, the income from which is exempt from federal income tax. Additionally, the Fund will normally invest at least 80% of its assets in bonds which pay interest that is not subject to federal alternative minimum tax for shareholders who are individuals. The Fund invests in municipal securities which are within the three highest rating categories assigned by NRSRO, in the case of bonds; rated within the highest ratings category assigned by an NRSRO, in the case of notes; rated in the highest ratings category assigned by an NRSRO, in the case of tax-exempt commercial paper; or rated in the highest ratings category assigned by an NRSRO, in the case of variable rate demand obligations.

The Fund will generally invest in two principal classifications of municipal securities: general obligation securities and revenue securities. The Fund also will utilize credit enhancers. The Fund also invests in money market instruments.

If the rating of a security is downgraded after purchase, the portfolio management team will determine whether it is in the best interest of the Fund’s shareholders to continue to hold the security.

The Fund, under normal circumstances, invests at least 80% of its assets in tax-free bonds and maintains a dollar-weighted average maturity between three to ten years. These policies will not be changed without at least 60 days prior notice to shareholders.

In managing the portfolio, the portfolio management team uses a “top down” investment management approach focusing on actual or anticipated changes or trends in interest rates, the financial markets, or the economy.

In addition to the securities described above, the Fund may invest in other debt securities.

Principal Investment Risks

Loss of money is a risk of investing in the Fund. In addition, the principal risks of investing in the Fund, which could adversely affect the Fund’s net asset value, yield and total return are (in alphabetical order):

  Credit Enhancement Risk — A “credit enhancer,” such as a letter of credit, may decline in quality and lead to a decrease in the value of the Fund’s investments.
  Credit Risk — Credit risk is the possibility that the issuer of a debt instrument will fail to repay interest and principal in a timely manner or a counterparty may be unable to fulfill an obligation to repurchase securities from the Fund, reducing the Fund’s return.
   Interest Rate Risk — The value of the Fund’s investments may decline due to an increase in interest rates. In general, the longer a security’s maturity, the greater the interest rate risk. The Fund’s yield may decrease due to a decline in interest rates.
   Issuer Specific — The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, earnings and sales trends, investor perceptions, financial leverage and reduced demand for the issuer’s goods or services.
  Liquidity Risk — Certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market.
  Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Fund’s portfolio managers will produce the desired results.
  Market Risk — The market value of a security may move up and down, sometimes rapidly and unpredictably.
  Prepayment/Call Risk — There is a chance that the repayment of an asset backed or mortgage backed obligation will occur sooner than expected. Call risk is the possibility that, during periods of falling interest rates, a bond issuer will “call”— or repay — its bond before the bond’s maturity date.
  Tax Risk — The issuer of securities may fail to comply with certain requirements of the Internal Revenue Code, which could cause adverse tax consequences. Also, the use of investment practices that seek to minimize tax consequences may lead to investment decisions that do not maximize the returns on an after-tax basis. Economic developments or unforeseeable investor redemptions may also reduce returns without any corresponding increase in tax efficiency.

To the extent that the Fund makes investments with additional risks, those risks could increase volatility or reduce performance. The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and may increase the amount of taxes that you pay.

For more information about these risks, please refer to the section titled “Investment Practices and Risks” in the Fund’s prospectus. An investment in the Fund is not a deposit of BOKF, NA, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information may be obtained on the Fund’s website www.cavanalhillfunds.com or by calling 1-800-762-7085.

This bar chart shows changes in the Fund’s performance from year to year[1]. The returns for A Shares and Institutional Shares will differ from the returns for Investor Shares (which are shown in the bar chart) because of differences in the expenses of each class.

Annual Total Returns for Investor Shares (Periods Ended 12/31)

[1] The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/11 to 9/30/11 was 7.42%.
Best quarter:	Worst quarter:
3rd 2009	4th 2010
4.87%	(3.78)%

This table compares the Fund’s average annual total returns for periods ended December 31, 2010 to those of the Barclays Capital U.S. Municipal Bond Index. Prior to January 1, 2006, a maximum sales charge of 2.50% was imposed. Sales charges are not reflected in the total return figures. The A Shares, which impose a maximum sales charge of 3.75%, were not in existence before May 1, 2011. Institutional Shares were not in existence before December 30, 2005. Performance information reflects the Fund’s Investor Shares for periods prior to December 29, 2005 and May 2, 2011 for the Institutional and A Shares, respectively. The A Shares began presenting performance linked to the Investor Shares in September of 2011. Unlike Institutional Shares, Investor and A Shares bear a 12b-1 fee of 0.25%. Investor and Institutional Shares are subject to a Shareholder Servicing Fee of 0.25%, whereas the Shareholder Servicing Fee for A Shares is 0.10%. As indicated in the table, A Shares are also subject to a sales charge (Load). Each of these differences is reflected in the performance information. Accordingly, had the Institutional and A Shares of the Fund been offered for periods before December 30, 2005 and May 2, 2011, respectively, the performance information would have been different as a result of lower annual operating expenses. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal marginal income and capital gains tax rates. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Funds shares assume all shares were redeemed at the end of each measurement period and show the effect of any taxable gain (or offsetting loss) on redemptions, as well as the effect of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such IRA or 401(k) plans.

Average Annual Total Returns (Periods Ended 12/31/10)
Average Annual Total Returns Intermediate Tax-Free Bond Fund	1 Year	5 Years	10 Years
Barclays Capital U.S. Municipal Bond Index (reflects no deduction for expenses, fees or taxes)	2.38%	4.09%	4.83%
Investor Shares Return Before Taxes	1.94%	3.79%	3.88%
Investor Shares After Taxes on Distributions	1.93%	3.78%	3.84%
Investor Shares After Taxes on Distributions and Sales	2.34%	3.71%	3.82%
Institutional Shares Return Before Taxes	2.20%	4.08%	4.02%

Balanced Fund
BALANCED FUND
Investment Objective
To seek capital appreciation and income.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a lower shareholder fee depending upon the amount that you invest.  More information is available from your financial professional and in the section “Initial Sales Charge (Bond and Equity Funds, Class A Only)” in the prospectus and in the section “Additional Purchase and Redemption Information” of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Balanced Fund	A Shares		Investor Shares	Institutional Shares
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	5.50%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds, for shares held less than 12 months)	1.00%	[1]	none	none
[1]	On shares purchased without an initial sales charge and redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Annual Fund Operating Expenses Balanced Fund		A Shares	Investor Shares	Institutional Shares
Management Fees		0.74%	0.74%	0.74%
Distribution/Service (12b-1) Fees		0.25%	0.25%	none
Shareholder Servicing Fees		0.10%	0.25%	0.25%
Other Expenses		0.39%	0.39%	0.39%
Total Other Expenses		0.49%	0.64%	0.64%
Acquired Fund Fees and Expenses		0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses		1.52%	1.67%	1.42%
Less Fee Waivers	[1]	(0.59%)	(0.74%)	(0.74%)
Total Annual Fund Operating Expenses After Fee Waiver		0.93%	0.93%	0.68%
[1]	The Adviser has contractually agreed to waive 0.39% of its Management Fees. The Administrator has contractually agreed to waive 0.10% of its Administrator Fees. Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees if you buy through such affiliates. Contractual waivers are in place for the period through December 31, 2012 and may only be terminated or modified with the approval of the Fund's Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

Expense Example Balanced Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A Shares	640	949	1,281	2,215
Investor Shares	95	454	838	1,914
Institutional Shares	69	376	706	1,638

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 86% of the average value of its portfolio.

Principal Investment Strategy

To pursue its objective, the Fund normally invests between 50% and 75% of its total assets in equity securities and at least 25% of its assets in fixed income securities that are rated within the three highest ratings categories assigned by a nationally recognized statistical ratings organization, or of comparable quality, at the time of purchase.

The equity portion of the Fund primarily consists of large capitalization, mid capitalization and small capitalization stocks. Large capitalization stocks include large U.S. companies with a market capitalization in excess of $7 billion. Mid capitalization stocks include U.S. companies with a market capitalization between $2 and $7 billion at the time of purchase. Small capitalization stocks include small U.S. companies having an average market capitalization below $2billion at the time of purchase.

As its primary strategy, the portfolio management team of the Fund selects equity securities using a proprietary system that ranks stocks. Stocks are ranked using a large array of factors including but not limited to fundamental factors (i.e. valuation and growth) and technical factors (i.e. momentum, reversal and volatility) that have historically been linked to performance. Portfolio construction and risk management techniques are used to seek consistent, superior risk adjusted returns.

The portfolio management team of the Fund may augment its primary strategy by utilizing additional strategies involving exchange-traded funds.

The debt portion of the Fund primarily consists of bonds; notes, debentures and bills issued by U.S. corporations or the U.S. government, its agencies, or instrumentalities; mortgage-related securities; asset backed securities,  collateralized mortgage obligations and municipal bonds.

The Fund seeks to maintain a dollar-weighted average portfolio maturity of three to twelve years for the debt portion of its portfolio. The Fund also invests in money market instruments. If the rating of a security is downgraded after purchase, the portfolio management team will determine whether it is in the best interests of the Fund’s shareholders to continue to hold the security.

The portion of the Fund’s assets invested in equity and debt securities will vary in accordance with economic conditions, the level of stock prices, interest rates, and the risk associated with each investment.

In addition to the securities described above, the Fund may invest in other equity and debt securities. For example, the Fund may invest in foreign securities, including emerging market securities.

Principal Investment Risks

Loss of money is a risk of investing in the Fund. In addition, the principal risks of investing in the Fund, which could adversely affect the Fund’s net asset value, yield and total return are (in alphabetical order):

  Credit Risk — Credit risk is the possibility that the issuer of a debt instrument will fail to repay interest and principal in a timely manner or a counterparty may be unable to fulfill an obligation to repurchase securities from the Fund, reducing the Fund’s return.
  Foreign Investment Risk — Higher transaction costs, delayed settlements, currency controls and adverse economic and political developments may affect foreign investments.
  Interest Rate Risk — The value of the Fund’s investments may decline due to an increase in interest rates. In general, the longer a security’s maturity, the greater the interest rate risk. The Fund’s yield may decrease due to a decline in interest rates.
  Issuer Specific — The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, earnings and sales trends, investor perceptions, financial leverage and reduced demand for the issuer’s goods or services.
  Liquidity Risk — Certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market.
  Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Fund’s portfolio managers will produce the desired results.
  Market Risk — The market value of a security may move up and down, sometimes rapidly and unpredictably.
  Mortgage Market Risk — The mortgage market in the United States has experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments.
  Prepayment/Call Risk — There is a chance that the repayment of an asset backed or mortgage backed obligation will occur sooner than expected. Call risk is the possibility that, during periods of falling interest rates, a bond issuer will “call”— or repay — its bond before the bond’s maturity date.
  Small Cap Risk — Small cap companies may be more vulnerable to adverse business or economic developments.
  Valuation Risk — The risk associated with the assessment of appropriate pricing in a changing market where trading information may not be readily available.

To the extent that the Fund makes investments with additional risks, those risks could increase volatility or reduce performance. The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and may increase the amount of taxes that you pay.

For more information about these risks, please refer to the section titled “Investment Practices and Risks” in the Fund’s prospectus. An investment in the Fund is not a deposit of BOKF, NA, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information may be obtained on the Fund’s website www.cavanalhillfunds.com or by calling 1-800-762-7085.

This bar chart shows changes in the Fund’s performance from year to year[1]. The returns for A Shares and Institutional Shares will differ from the returns for Investor Shares (which are shown in the bar chart) because of differences in the expenses of each class.

Annual Total Returns for Investor Shares (Periods Ended 12/31)

[1] The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/11 to 9/30/11 was (3.54)%.
Best quarter:	Worst quarter:
2nd 2009	4th 2008
12.13%	(14.85)%

This table compares the Fund’s average annual total returns for periods ended December 31, 2010 to those of the Russell 1000® Index and the Barclays Capital U.S. Aggregate Bond Index. Prior to January 1, 2006, a maximum sales charge of 5.00% was imposed. Sales charges are not reflected in the total return figures. The A Shares, which impose a maximum sales charge of 5.50%, were not in existence before May 1, 2011. Institutional Shares were not in existence before December 30, 2005. Performance information reflects the Fund’s Investor Shares for periods prior to December 29, 2005 and May 2, 2011 for the Institutional and A Shares, respectively. The A Shares began presenting performance linked to the Investor Shares in September of 2011. Unlike Institutional Shares, Investor and A Shares bear a 12b-1 fee of 0.25%. Investor and Institutional Shares are subject to a Shareholder Servicing Fee of 0.25%, whereas the Shareholder Servicing Fee for A Shares is 0.10%. As indicated in the table, A Shares are also subject to a sales charge (Load). Each of these differences is reflected in the performance information. Accordingly, had the Institutional and A Shares of the Fund been offered for periods before December 30, 2005 and May 2, 2011, respectively, the performance information would have been different as a result of lower annual operating expenses. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal marginal income and capital gains tax rates. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all shares were redeemed at the end of each measurement period and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans. The Russell 1000® Index is presented to show how the Fund’s performance compares to an index of equity funds, while the Barclays Capital U.S. Aggregate Bond Index shows how the Fund’s performance compares to an index of  bond funds.

Average Annual Total Returns (Periods Ended 12/31/10)
Average Annual Total Returns Balanced Fund	1 Year	5 Years	10 Years
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for expenses, fees or taxes)	6.54%	5.80%	5.84%
Russell 1000® Index (reflects no deduction for expenses, fees or taxes)	16.10%	2.59%	1.83%
Investor Shares Return Before Taxes	13.24%	3.81%	3.87%
Investor Shares After Taxes on Distributions	12.48%	2.34%	2.73%
Investor Shares After Taxes on Distributions and Sales	8.76%	2.63%	2.81%
Institutional Shares Return Before Taxes	13.49%	4.05%	4.03%

U.S. Large Cap Equity Fund
U.S. LARGE CAP EQUITY FUND
Investment Objective
To seek growth of capital and,
secondarily, income.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a lower shareholder fee depending upon the amount that you invest.  More information is available from your financial professional and in the section “Initial Sales Charge (Bond and Equity Funds, Class A Only)” in the prospectus and in the section “Additional Purchase and Redemption Information” of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees U.S. Large Cap Equity Fund	A Shares		Investor Shares	Institutional Shares
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	5.50%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds, for shares held less than 12 months)	1.00%	[1]	none	none
[1]	On shares purchased without an initial sales charge and redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Annual Fund Operating Expenses U.S. Large Cap Equity Fund		A Shares	Investor Shares	Institutional Shares
Management Fees		0.69%	0.69%	0.69%
Distribution/Service (12b-1) Fees		0.25%	0.25%	none
Shareholder Servicing Fees		0.10%	0.25%	0.25%
Other Expenses		0.39%	0.39%	0.39%
Total Other Expenses		0.49%	0.64%	0.64%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.44%	1.59%	1.34%
Less Fee Waivers	[1]	(0.49%)	(0.64%)	(0.64%)
Total Annual Fund Operating Expenses After Fee Waiver		0.95%	0.95%	0.70%
[1]	The Adviser has contractually agreed to waive 0.29% of its Management Fees. The Administrator has contractually agreed to waive 0.10% of its Administrator Fees. Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees if you buy through such affiliates. Contractual waivers are in place for the period through December 31, 2012 and may only be terminated or modified with the approval of the Fund's Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

Expense Example U.S. Large Cap Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A Shares	642	935	1,250	2,139
Investor Shares	97	439	805	1,835
Institutional Shares	72	361	673	1,557

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 72% of the average value of its portfolio.

Principal Investment Strategy

To pursue its objective, under normal circumstances, the Fund invests at least 80% of its assets in equity securities of large U.S. companies. This policy will not be changed without at least 60 days prior notice to shareholders. “Equity securities” for purposes of this policy refers to common stocks and securities convertible into common stocks.

The Fund invests at least 80% of its assets in a universe of equity securities of large U.S. companies having an average market capitalization in excess of $7 billion at the time of purchase.

The portfolio management team of the Fund seeks to identify companies that possess the following fundamental characteristics: strong, sustainable earnings and revenue growth prospects, industry leadership with a competitive advantage, high levels of profitability and earnings quality, strong management teams, understandable business models and limited exposure to cyclical earnings.

In pursuing the investment strategy, the portfolio management team seeks to enhance the after-tax returns to shareholders by employing various investment practices that are designed to reduce taxable distributions to shareholders. For example, the Fund may hold securities for a long enough period to avoid higher short-term capital gains taxes. The Fund will also attempt to offset capital gains from sales of securities by selling other securities at a loss. These practices are expected to reduce, but not eliminate, taxable distributions.

Principal Investment Risks

Loss of money is a risk of investing in the Fund. In addition, the principal risks of investing in the Fund, which could adversely affect the Fund’s net asset value, yield and total return are (in alphabetical order):

  Issuer Specific — The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, earnings and sales trends, investor perceptions, financial leverage and reduced demand for the issuer’s goods or services.
  Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Fund’s portfolio managers will produce the desired results.
  Market Risk — The market value of a security may move up and down, sometimes rapidly and unpredictably.

To the extent that the Fund makes investments with additional risks, those risks could increase volatility or reduce performance. The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and may increase the amount of taxes that you pay.

For more information about these risks, please refer to the section titled “Investment Practices and Risks” in the Fund’s prospectus. An investment in the Fund is not a deposit of BOKF, NA, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information may be obtained on the Fund’s website www.cavanalhillfunds.com or by calling 1-800-762-7085.

This bar chart shows changes in the Fund’s performance from year to year[1]. The returns for A Shares and Institutional Shares will differ from the returns for Investor Shares (which are shown in the bar chart) because of differences in the expenses of each class.

Annual Total Returns for Investor Shares (Periods Ended 12/31)

[1] The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/11 to 9/30/11 was (14.71)%.
Best quarter:	Worst quarter:
2nd 2009	4th 2008
16.83%	(23.25)%

This table compares the Fund’s average annual total returns for periods ended December 31, 2010 to those of the Russell 1000® Index. Prior to January 1, 2006, a maximum sales charge of 5.00% was imposed. Sales charges are not reflected in the total return figures. The A Shares, which impose a maximum sales charge of 5.50%, were not in existence before May 1, 2011. Institutional Shares were not in existence before December 30, 2005. Performance information reflects the Fund’s Investor Shares for periods prior to December 29, 2005 and May 2, 2011 for the Institutional and A Shares, respectively. The A Shares began presenting performance linked to the Investor Shares in September of 2011. Unlike Institutional Shares, Investor and A Shares bear a 12b-1 fee of 0.25%. Investor and Institutional Shares are subject to a Shareholder Servicing Fee of 0.25%, whereas the Shareholder Servicing Fee for A Shares is 0.10%. As indicated in the table, A Shares are also subject to a sales charge (Load). Each of these differences is reflected in the performance information. Accordingly, had the Institutional and A Shares of the Fund been offered for periods prior to December 30, 2005 and May 2, 2011, respectively, the performance information would have been different as a result of lower annual operating expenses. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal marginal income and capital gains tax rates. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all shares were redeemed at the end of each measurement period and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Average Annual Total Returns (Periods Ended 12/31/10)
Average Annual Total Returns U.S. Large Cap Equity Fund	1 Year	5 Years	10 Years
Russell 1000® Index (reflects no deduction for expenses, fees or taxes)	16.10%	2.59%	1.83%
Investor Shares Return Before Taxes	13.60%	3.51%	2.19%
Investor Shares After Taxes on Distributions	13.49%	3.44%	1.65%
Investor Shares After Taxes on Distributions and Sales	8.96%	3.00%	1.64%
Institutional Shares Return Before Taxes	13.84%	3.78%	2.32%

Opportunistic Fund
OPPORTUNISTIC FUND
Investment Objective
Opportunistically investing to generate positive investment returns.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a lower shareholder fee depending upon the amount that you invest. More information is available from your financial professional and in the section “Initial Sales Charge (Bond and Equity Funds, Class A Only)” in the prospectus and in the section “Additional Purchase and Redemption Information” of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Opportunistic Fund	A Shares		Investor Shares	Institutional Shares
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	5.50%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds, for shares held less than 12 months)	1.00%	[1]	none	none
[1]	On shares purchased without an initial sales charge and redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Annual Fund Operating Expenses Opportunistic Fund		A Shares	Investor Shares	Institutional Shares
Management Fees		1.35%	1.35%	1.35%
Distribution/Service (12b-1) Fees		0.25%	0.25%	none
Shareholder Servicing Fees		0.10%	0.25%	0.25%
Other Expenses	[1]	0.36%	0.36%	0.36%
Total Other Expenses		0.46%	0.61%	0.61%
Acquired Fund Fees and Expenses		0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses		2.09%	2.24%	1.99%
Less Fee Waivers	[2]	(0.20%)	(0.10%)	(0.35%)
Total Annual Fund Operating Expenses After Fee Waiver		1.89%	2.14%	1.64%
[1]	Other Expenses are based on estimated amount for the current fiscal year.
[2]	The Adviser has contractually agreed to waive or assume certain expenses so that the common expenses (other than extraordinary expenses and Acquired Fund Fees and Expenses) for each Class do not exceed 1.64% plus class-specific fees until December 31, 2012. The Administrator has contractually agreed to waive 0.10% of its Administrator Fees. Contractual waiver of the Administration Fee is in place for the period through December 31, 2012 and may only be terminated or modified with the approval of the Fund's Board of Trustees. Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees if you buy A Shares or Institutional Shares through such affiliates.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

Expense Example Opportunistic Fund (USD $)	1 Year	3 Years
A Shares	731	1,151
Investor Shares	217	691
Institutional Shares	167	591

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategy

To pursue its objective, under normal circumstances, the Fund may trade frequently and may invest in a wide range of financial instruments, market sectors and asset classes in the U.S. and other markets. Investments may include any asset for which there is a liquid market. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund.

The Fund may invest in equity securities of issuers of any market capitalization, including convertible, private placement/restricted, initial public offering (“IPOs”), emerging market securities, real estate investment trusts and master limited partnerships. It may hold all or a portion of its assets in U.S. Treasury Obligations, cash or short-term fixed income or money market securities. The Fund may also invest in pooled investment vehicles, including other registered investment companies and ETFs.

The Fund may from time to time invest in fixed income securities of any credit quality and maturity, including those of defaulted/distressed issuers and bank loans. These securities can be rated below investment grade (i.e.,”junk bonds”) and thus rated below Baa3 by Moody’s, BBB- by S&P or BBB- by Fitch Ratings Ltd. or unrated and securities in default.

The Fund may buy securities that it believes are undervalued and may write options on securities that it believes are overvalued. The Fund may sell these securities and cover (buyback) options when it believes they have reached their target price or more compelling investments are available.

Principal Investment Risks

Loss of money is a risk of investing in the Fund. In addition, the principal risks of investing in the Fund, which could adversely affect the Fund’s net asset value, yield and total return are (in alphabetical order):

  Credit Risk — Credit risk is the possibility that the issuer of a debt instrument will fail to repay interest and principal in a timely manner or a counterparty may be unable to fulfill an obligation to repurchase securities from the Fund, reducing the Fund’s return.
  Income Risk — The Fund’s yield may decrease due to a decline in interest rates.
  Issuer Specific Risk — The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, earnings and sales trends, investor perceptions, financial leverage and reduced demand for the issuer’s goods or services.
  Leverage Risk — The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.
  Limited Number of Holdings — As a large percentage of a fund’s assets may be invested in a limited number of securities, each investment has a greater effect on a Fund’s overall performance and any change in the value of those securities could significantly affect the value of your investment in the fund.
  Liquidity Risk — Certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market.
  Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Fund’s portfolio managers will produce the desired results.
  Market Risk — The market value of a security may move up and down, sometimes rapidly and unpredictably.
  Mid Cap Risk — The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
  Small Cap Risk — Small cap companies may be more vulnerable to adverse business or economic developments.

To the extent that the Fund makes investments with additional risks, those risks could increase volatility or reduce performance. The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and may increase the amount of taxes that you pay.

For more information about these risks, please refer to the section titled “Investment Practices and Risks” in the Fund’s prospectus. An investment in the Fund is not a deposit of BOKF, N.A., or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

Because it has not yet completed a full calendar year of operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information may be obtained on the Fund’s website www. cavanalhillfunds.com or by calling 1-800-762-7085.  Please also see the section titled “Historical Performance of Similar Accounts Managed by the Portfolio Manager” in Appendix A in the prospectus.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2011
Registrant Name	dei_EntityRegistrantName	Cavanal Hill Funds
Central Index Key	dei_EntityCentralIndexKey	0000864508
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 31, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jan 20, 2012
Prospectus Date	rr_ProspectusDate	Dec 31, 2011
U.S. Treasury Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	U.S.TREASURY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek current income with liquidity and stability of principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its objective, under normal circumstances, the Fund invests at least 80% of its assets in U.S. Treasury Obligations, some or all of which may be subject to repurchase agreements. This policy will not be changed without at least 60 days prior notice to shareholders. The dollar-weighted average portfolio maturity of the Fund will not exceed 60 days and the dollar-weighted average portfolio life cannot exceed 120 days.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	To pursue its objective, under normal circumstances, the Fund invests at least 80% of its assets in U.S. Treasury Obligations, some or all of which may be subject to repurchase agreements.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Although the Fund seeks to preserve the value of your investment at $1.00 per share, loss of money is a risk of investing in the Fund. In addition, the principal risks of investing in the Fund, which could adversely affect the Fund’s net asset value, yield and total return are (in alphabetical order):

  Income Risk — The Fund’s yield may decrease due to a decline in interest rates.
  Interest Rate Risk — The value of the Fund’s interest-bearing investments may decline due to an increase in interest rates. In general, the longer a security’s maturity, the greater the interest rate risk. The Fund’s yield may decrease due to a decline in interest rates.
   Liquidity Risk — Certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market.
   Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Fund’s portfolio managers will produce the desired results.
  Market Risk — The market value of a security may move up and down, sometimes rapidly and unpredictably.

To the extent that the Fund makes investments with additional risks, those risks could increase volatility or reduce performance. The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and may increase the amount of taxes that you pay.

For more information about these risks, please refer to the section titled “Investment Practices and Risks” in the Fund’s prospectus. An investment in the Fund is not a deposit of BOKF, NA, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of BOKF, NA, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Administrative Share Class by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for 1, 5 and 10 years. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information may be obtained on the Fund’s website www.cavanalhillfunds.com or by calling 1-800-762-7085.

This bar chart shows changes in the Fund’s performance from year to year[1]. The returns for Service, Institutional, Select and Premier Shares will differ from the returns for Administrative Shares (which are shown in the bar chart) because of differences in the expenses of each class. The performance of the Administrative Class Shares before January 2, 2007 is based on the performance of the retail shares of the Fund. The Fund was reorganized on January 2, 2007 when the Institutional U.S. Treasury Fund transferred all of its assets and liabilities to the Fund. The expenses of the retail shares of the Fund were substantially similar to those of the Administrative Class Shares of the Fund.

Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Administrative Share Class by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for 1, 5 and 10 years.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-762-7085
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cavanalhillfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Administrative Shares and predecessor (Periods Ended 12/31)
Annual Return 2001	rr_AnnualReturn2001	3.21%
Annual Return 2002	rr_AnnualReturn2002	0.98%
Annual Return 2003	rr_AnnualReturn2003	0.41%
Annual Return 2004	rr_AnnualReturn2004	0.60%
Annual Return 2005	rr_AnnualReturn2005	2.48%
Annual Return 2006	rr_AnnualReturn2006	4.32%
Annual Return 2007	rr_AnnualReturn2007	4.28%
Annual Return 2008	rr_AnnualReturn2008	1.06%
Annual Return 2009	rr_AnnualReturn2009	0.05%
Annual Return 2010	rr_AnnualReturn2010	0.10%
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	[1] The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/11 to 9/30/11 was 0.01%.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	Worst quarter:
1st 2001	2nd 2010
1.20%	0.00%

This table shows the Fund’s average annual total returns for periods ended December 31, 2010. The performance of the Administrative Class Shares before January 2, 2007 is based on the performance of the retail shares of the Fund. The Fund was reorganized on January 2, 2007, when the Institutional U.S. Treasury Fund transferred all of its assets and liabilities to the Fund. Service and Institutional Class Shares commenced operations on January 2, 2007. The performance shown for periods prior to January 2, 2007 is that of the retail shares of the Fund.  The Select and Premier Class Shares have not commenced operations as of the date of this prospectus. The performance shown is that of the Administrative Class Shares. In each case when predecessor information is used performance has not been adjusted to reflect the differences in fees and other expenses between classes. The shares would have substantially similar performance because shares are invested in the same portfolio of securities and the performance would have differed only to the extent that the classes have different expenses.

Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Administrative, Service, Institutional, Select and Premier Shares and predecessors. (Periods Ended 12/31/2010)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Yield

The 7-day yield for the period ended 12/31/10 was 0.01% for Administrative Shares; 0.01% for Service Shares; and 0.01% for Institutional Shares. The Select Shares and the Premier Shares have not commenced operations as of the date of this prospectus.

You may obtain the most current yield information for the Fund by calling (800) 762-7085.

Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	Yield
Money Market Seven Day Yield Column [Text]	rr_MoneyMarketSevenDayYieldColumnName

The 7-day yield for the period ended 12/31/10 was 0.01% for Administrative Shares; 0.01% for Service Shares; and 0.01% for Institutional Shares. The Select Shares and the Premier Shares have not commenced operations as of the date of this prospectus.

You may obtain the most current yield information for the Fund by calling (800) 762-7085.

Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(800) 762-7085
U.S. Treasury Fund | Administrative
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.22%
Total Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[8]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	261
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	466
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,057
1 Year	rr_AverageAnnualReturnYear01	0.10%
5 Years	rr_AverageAnnualReturnYear05	1.94%
10 Years	rr_AverageAnnualReturnYear10	1.74%
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.01%
U.S. Treasury Fund | Service
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.22%
Total Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.47%)	[8]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	41
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	231
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	436
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,029
1 Year	rr_AverageAnnualReturnYear01	0.10%
5 Years	rr_AverageAnnualReturnYear05	2.04%
10 Years	rr_AverageAnnualReturnYear10	1.79%
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.01%
U.S. Treasury Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.22%
Total Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.62%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[8]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.28%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	29
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	164
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	312
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	742
1 Year	rr_AverageAnnualReturnYear01	0.10%
5 Years	rr_AverageAnnualReturnYear05	2.10%
10 Years	rr_AverageAnnualReturnYear10	1.82%
U.S. Treasury Fund | Select
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.22%
Total Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.62%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.42%)	[8]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	20
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	156
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	304
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	734
1 Year	rr_AverageAnnualReturnYear01	0.10%
5 Years	rr_AverageAnnualReturnYear05	1.94%
10 Years	rr_AverageAnnualReturnYear10	1.74%
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.01%
U.S. Treasury Fund | Premier
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.22%
Total Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.87%)	[8]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	26
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	269
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	533
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,285
1 Year	rr_AverageAnnualReturnYear01	0.10%
5 Years	rr_AverageAnnualReturnYear05	1.94%
10 Years	rr_AverageAnnualReturnYear10	1.74%
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.01%
Cash Management Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CASH MANAGEMENT FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek current income with liquidity and stability of principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its objective, under normal circumstances, the Fund invests primarily in high-quality instruments including obligations issued by the U.S. government or its agencies or instrumentalities, commercial paper, medium-term notes, certificates of deposit, time deposits and repurchase agreements. These obligations may be variable or floating rate instruments or variable rate master demand notes.

To be considered high-quality, a security must be rated in one of the two highest credit quality categories for short-term securities, or, if unrated, determined to be of comparable quality.

The dollar-weighted average portfolio maturity of the Fund will not exceed 60 days and the dollar-weighted average portfolio life cannot exceed 120 days.

The Fund may, from time to time, concentrate its investments in certain securities issued by U.S. banks and U.S. branches of foreign banks.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration

To pursue its objective, under normal circumstances, the Fund invests primarily in high-quality instruments including obligations issued by the U.S. government or its agencies or instrumentalities, commercial paper, medium-term notes, certificates of deposit, time deposits and repurchase agreements.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Although the Fund seeks to preserve the value of your investment at $1.00 per share, loss of money is a risk of investing in the Fund. In addition, the principal risks of investing in the Fund, which could adversely affect the Fund’s net asset value, yield and total return are (in alphabetical order):

  Banking Risk — To the extent that the Fund invests in securities issued by U.S. Banks, foreign banks and U.S. branches of foreign banks, the Fund’s performance will be susceptible to the risks associated with the financial services sector.
  Credit Risk — Credit risk is the possibility that the issuer of a debt instrument will fail to repay interest and principal in a timely manner or a counterparty may be unable to fulfill an obligation to repurchase securities from the Fund, reducing the Fund’s return.
  Foreign Investment Risk — Higher transaction costs, delayed settlements, currency controls and adverse economic and political developments may affect foreign investments.
  Income Risk — The Fund’s yield may decrease due to a decline in interest rates.
  Interest Rate Risk — The value of the Fund’s interest-bearing investments may decline due to an increase in interest rates. In general, the longer a security’s maturity, the greater the interest rate risk. The Fund’s yield may decrease due to a decline in interest rates.
  Issuer Specific — The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, earnings and sales trends, investor perceptions, financial leverage and reduced demand for the issuer’s goods or services.
  Liquidity Risk — Certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market.
  Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Fund’s portfolio managers will produce the desired results.
  Market Risk — The market value of a security may move up and down, sometimes rapidly and unpredictably.
  Regulatory Risk — Change in laws or regulations may materially affect a security, business, sector or market. Regulatory risk also includes the risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans.

To the extent that the Fund makes investments with additional risks, those risks could increase volatility or reduce performance. The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and may increase the amount of taxes that you pay.

For more information about these risks, please refer to the section titled “Investment Practices and Risks” in the Fund’s prospectus. An investment in the Fund is not a deposit of BOKF, NA, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of BOKF, NA, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Administrative Share Class by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for 1, 5 and 10 years. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information may be obtained on the Fund’s website www.cavanalhillfunds.com or by calling 1-800-762-7085.

This bar chart shows changes in the Fund’s performance from year to year[1]. The returns for Service, Institutional, Select and Premier Shares will differ from the returns for Administrative Shares (which are shown in the bar chart) because of differences in the expenses of each class. The performance of the Administrative Class Shares before January 2, 2007 is based on the performance of the retail shares of the Fund. The Fund was reorganized on January 2, 2007 when the Institutional Cash Management Fund transferred all of its assets and liabilities to the Fund. The expenses of the retail shares of the Fund were substantially similar to those of the Administrative Class Shares of the Fund.

Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Administrative Share Class by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for 1, 5 and 10 years.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-762-7085
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cavanalhillfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Administrative Shares and predecessor (Periods Ended 12/31)
Annual Return 2001	rr_AnnualReturn2001	3.66%
Annual Return 2002	rr_AnnualReturn2002	1.33%
Annual Return 2003	rr_AnnualReturn2003	0.64%
Annual Return 2004	rr_AnnualReturn2004	0.84%
Annual Return 2005	rr_AnnualReturn2005	2.64%
Annual Return 2006	rr_AnnualReturn2006	4.53%
Annual Return 2007	rr_AnnualReturn2007	4.73%
Annual Return 2008	rr_AnnualReturn2008	1.86%
Annual Return 2009	rr_AnnualReturn2009	0.11%
Annual Return 2010	rr_AnnualReturn2010	0.10%
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	[1] The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/11 to 9/30/11 was 0.01%.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	Worst quarter:
1st 2001	2nd 2010
1.29%	0.00%

This table shows the Fund’s average annual total returns for periods ended December 31, 2010. The performance of the Administrative Class before January 2, 2007 is based on the performance of the retail shares of the Fund. The Fund was reorganized on January 2, 2007, when the Institutional Cash Management Fund transferred all of its assets and liabilities to the Fund.  Service and Institutional Class Shares commenced operations on January 2, 2007. The performance shown for periods prior to January 2, 2007 is that of the retail shares of the Fund.  The Select and Premier Class Shares have not commenced operations as of the date of this prospectus. The performance shown is that of the Administrative Class Shares. In each case when predecessor information is used performance has not been adjusted to reflect the differences in fees and other expenses between classes. The shares would have substantially similar performance because shares are invested in the same portfolio of securities and the performance would have differed only to the extent that the classes have different expenses.

Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Administrative, Service, Institutional, Select and Premier Shares and predecessors. (Periods Ended 12/31/2010)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Yield

The 7-day yield for the period ended 12/31/10 was 0.01% for Administrative Shares; 0.01% for Service Shares; and 0.02% for Institutional Shares. The Select Shares and the Premier Shares have not commenced operations as of the date of this prospectus.

You may obtain the most current yield information for the Fund by calling (800) 762-7085.

Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	Yield
Money Market Seven Day Yield Column [Text]	rr_MoneyMarketSevenDayYieldColumnName

The 7-day yield for the period ended 12/31/10 was 0.01% for Administrative Shares; 0.01% for Service Shares; and 0.02% for Institutional Shares. The Select Shares and the Premier Shares have not commenced operations as of the date of this prospectus.

You may obtain the most current yield information for the Fund by calling (800) 762-7085.

Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(800) 762-7085
Cash Management Fund | Administrative
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.22%
Total Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[9]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.57%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	58
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	248
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	453
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,045
1 Year	rr_AverageAnnualReturnYear01	0.10%
5 Years	rr_AverageAnnualReturnYear05	2.24%
10 Years	rr_AverageAnnualReturnYear10	2.03%
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.01%
Cash Management Fund | Service Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.22%
Total Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.47%)	[9]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	41
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	231
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	436
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,029
1 Year	rr_AverageAnnualReturnYear01	0.14%
5 Years	rr_AverageAnnualReturnYear05	2.35%
10 Years	rr_AverageAnnualReturnYear10	2.08%
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.01%
Cash Management Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.15%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.22%
Total Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.62%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[9]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.28%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	29
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	164
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	312
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	742
1 Year	rr_AverageAnnualReturnYear01	0.16%
5 Years	rr_AverageAnnualReturnYear05	2.43%
10 Years	rr_AverageAnnualReturnYear10	2.12%
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.02%
Cash Management Fund | Select
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.15%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.22%
Total Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.62%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.42%)	[9]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	20
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	156
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	304
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	734
1 Year	rr_AverageAnnualReturnYear01	0.10%
5 Years	rr_AverageAnnualReturnYear05	2.24%
10 Years	rr_AverageAnnualReturnYear10	2.03%
Cash Management Fund | Premier
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.22%
Total Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.87%)	[9]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	26
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	269
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	533
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,285
1 Year	rr_AverageAnnualReturnYear01	0.10%
5 Years	rr_AverageAnnualReturnYear05	2.24%
10 Years	rr_AverageAnnualReturnYear10	2.03%
Tax-Free Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TAX-FREE MONEY MARKET FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek high current income exempt from federal income tax.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

As a fundamental policy, the Fund, under normal circumstances, invests at least 80% of its assets in short-term municipal securities that provide income that is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax. Short-term municipal securities are debt obligations, such as bonds and notes, issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and other political subdivisions, agencies, instrumentalities and authorities, which generally have remaining maturities of one year or less. Municipal securities purchased by the Fund may also include rated and unrated variable and floating rate tax-exempt notes which may have a stated maturity in excess of one year but which will be subject to a feature permitting the Fund to demand payment within a year. The Fund may also invest in the securities of money market mutual funds that invest primarily in obligations exempt from federal income tax.

When selecting securities for the Fund’s portfolio, the portfolio manager first considers safety of principal and the quality of an investment. The portfolio manager then focuses on generating a high level of income. The portfolio manager generally evaluates investments based on interest rate sensitivity selecting those securities whose maturities fit the Fund’s interest rate sensitivity target and that the portfolio manager believes to be the best relative values. The dollar-weighted average portfolio maturity of the Fund will not exceed 60 days and the dollar-weighted average portfolio life cannot exceed 120 days.

The Fund may invest in certain other short-term debt securities in addition to those described above. The Fund may invest up to 20% of its assets in obligations, the interest on which is either subject to federal income tax or treated as a preference item for purposes of the federal alternative minimum tax (“Taxable Obligations”). Taxable Obligations may include obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (some of which may be subject to repurchase agreements), certificates of deposit and bankers’ acceptances of selected banks, and commercial paper.

The Fund will invest only in those municipal securities and other obligations that are considered by the portfolio manager to present minimal credit risks. In addition, investments will be limited to those obligations that, at the time of purchase, (i) possess one of the two highest short-term ratings from a nationally recognized statistical rating organization (“NRSRO”), in the case of single-rated securities, or (ii) possess one of the two highest short-term ratings by at least two NRSROs, in the case of multiple-rated securities; or (iii) do not possess a rating ( i.e., are unrated) but are determined by the portfolio manager to be of comparable quality to the rated instruments eligible for purchase by the Fund under the guidelines adopted by the Board of Trustees.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration

As a fundamental policy, the Fund, under normal circumstances, invests at least 80% of its assets in short-term municipal securities that provide income that is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax. Short-term municipal securities are debt obligations, such as bonds and notes, issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and other political subdivisions, agencies, instrumentalities and authorities, which generally have remaining maturities of one year or less. Municipal securities purchased by the Fund may also include rated and unrated variable and floating rate tax-exempt notes which may have a stated maturity in excess of one year but which will be subject to a feature permitting the Fund to demand payment within a year. The Fund may also invest in the securities of money market mutual funds that invest primarily in obligations exempt from federal income tax.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Although the Fund seeks to preserve the value of your investment at $1.00 per share, loss of money is a risk of investing in the Fund. In addition, the principal risks of investing in the Fund, which could adversely affect the Fund’s net asset value, yield and total return are (in alphabetical order):

  Credit Enhancement Risk — A “credit enhancer,” such as a letter of credit, may decline in quality and lead to a decrease in the value of the Fund’s investments.
  Credit Risk — Credit risk is the possibility that the issuer of a debt instrument will fail to repay interest and principal in a timely manner or a counterparty may be unable to fulfill an obligation to repurchase securities from the Fund, reducing the Fund’s return.
  Interest Rate Risk — The value of the Fund’s interest-bearing investments may decline due to an increase in interest rates. In general, the longer a security’s maturity, the greater the interest rate risk. The Fund’s yield may decrease due to a decline in interest rate.
  Issuer Specific — The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, earnings and sales trends, investor perceptions, financial leverage and reduced demand for the issuer’s goods or services.
  Liquidity Risk — Certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market.
   Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Fund’s portfolio managers will produce the desired results.
  Market Risk — The market value of a security may move up and down, sometimes rapidly and unpredictably.
  Tax Risk — The issuer of securities may fail to comply with certain requirements of the Internal Revenue Code, which could cause adverse tax consequences. Also, the use of investment practices that seek to minimize tax consequences may lead to investment decisions that do not maximize the returns on an after-tax basis. Economic developments or unforeseeable investor redemptions may also reduce returns without any corresponding increase in tax efficiency.

To the extent that the Fund makes investments with additional risks, those risks could increase volatility or reduce performance. The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and may increase the amount of taxes that you pay.

For more information about these risks, please refer to the section titled “Investment Practices and Risks” in the Fund’s prospectus. An investment in the Fund is not a deposit of BOKF, NA, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of BOKF, NA, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Select Share Class by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for 1 and 5 years, and since inception. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information may be obtained on the Fund’s website www.cavanalhillfunds.com or by calling 1-800-762-7085.

This bar chart shows changes in the Fund’s performance from year to year[1]. The returns for Administrative, Service, Institutional and Premier Shares will differ from the returns for Select Shares (which are shown in the bar chart) because of differences in the expenses of each class.

Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Select Share Class by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for 1 and 5 years, and since inception.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-762-7085
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cavanalhillfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Select Shares (Periods Ended 12/31)
Annual Return 2006	rr_AnnualReturn2006	3.33%
Annual Return 2007	rr_AnnualReturn2007	3.50%
Annual Return 2008	rr_AnnualReturn2008	2.18%
Annual Return 2009	rr_AnnualReturn2009	0.42%
Annual Return 2010	rr_AnnualReturn2010	0.12%
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	[1] The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/11 to 9/30/11 was 0.05%.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	Worst quarter:
2nd 2007	3rd 2010
0.89%	0.03%

This table shows the Fund’s average annual total returns for periods ended December 31, 2010. Administrative, Service and Institutional Class Shares commenced operations on January 2, 2007.  The performance shown for periods before January 2, 2007 is that of the Select Class Shares, which commenced operations on April 11, 2005. The Premier Class Shares have not commenced operations as of the date of this prospectus. In each case when predecessor information is used performance has not been adjusted to reflect the differences in fees and other expenses between classes. The shares would have substantially similar performance because shares are invested in the same portfolio of securities and the performance would have differed only to the extent that the classes have different expenses.

Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.05%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.03%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Administrative, Service, Institutional, Select and Premier Shares and predecessors. (Periods Ended 12/31/2010)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Yield

The 7-day yield for the period ended 12/31/10 was 0.01% for Administrative Shares; 0.00% for Service Shares; 0.05% for Institutional Shares; and 0.13% for Select Shares. The Premier Shares have not commenced operations as of the date of this prospectus.

You may obtain the most current yield information for the Fund by calling (800) 762-7085.

Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	Yield
Money Market Seven Day Yield Column [Text]	rr_MoneyMarketSevenDayYieldColumnName

The 7-day yield for the period ended 12/31/10 was 0.01% for Administrative Shares; 0.00% for Service Shares; 0.05% for Institutional Shares; and 0.13% for Select Shares. The Premier Shares have not commenced operations as of the date of this prospectus.

You may obtain the most current yield information for the Fund by calling (800) 762-7085.

Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(800) 762-7085
Tax-Free Money Market Fund | Administrative Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.22%
Total Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[10]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.67%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	68
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	257
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	461
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,051
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	1.59%
Since Inception	rr_AverageAnnualReturnSinceInception	1.71%
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.01%
Tax-Free Money Market Fund | Service Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.22%
Total Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[10]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.37%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	38
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	227
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	432
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,023
1 Year	rr_AverageAnnualReturnYear01	none
5 Years	rr_AverageAnnualReturnYear05	1.76%
Since Inception	rr_AverageAnnualReturnSinceInception	1.85%
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.00%
Tax-Free Money Market Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.22%
Total Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.62%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[10]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	25
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	160
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	307
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	735
1 Year	rr_AverageAnnualReturnYear01	0.04%
5 Years	rr_AverageAnnualReturnYear05	1.83%
Since Inception	rr_AverageAnnualReturnSinceInception	1.92%
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.05%
Tax-Free Money Market Fund | Select Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.22%
Total Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.62%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)	[10]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.17%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	17
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	152
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	299
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	728
1 Year	rr_AverageAnnualReturnYear01	0.12%
5 Years	rr_AverageAnnualReturnYear05	1.90%
Since Inception	rr_AverageAnnualReturnSinceInception	1.98%
Tax-Free Money Market Fund | Premier Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.22%
Total Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.90%)	[10]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.22%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	22
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	265
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	528
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,279
1 Year	rr_AverageAnnualReturnYear01	0.12%
5 Years	rr_AverageAnnualReturnYear05	1.90%
Since Inception	rr_AverageAnnualReturnSinceInception	1.98%
Short Term Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SHORT-TERM INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Primarily to seek income and
Objective Secondary [TextBlock]	rr_ObjectiveSecondaryTextBlock	secondarily to seek capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a lower shareholder fee depending upon the amount that you invest.  More information is available from your financial professional and in the section “Initial Sales Charge (Bond and Equity Funds, Class A Only)” in the prospectus and in the section “Additional Purchase and Redemption Information” of the statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its objective, under normal circumstances, the Fund invests primarily in debt obligations such as bonds, notes and debentures, and bills issued by U.S. corporations or by the U.S. government, its agencies or instrumentalities, municipal securities, mortgage-related securities, asset-backed securities and collateralized mortgage obligations that are rated within the three highest ratings categories assigned by a nationally recognized statistical ratings organization, or of comparable quality, at the time of purchase. The Fund also invests in money market instruments.

If the rating of a security is downgraded after purchase, the portfolio management team will determine whether it is in the best interest of the Fund’s shareholders to continue to hold the security.

The Fund will seek to increase the value of your investment through a combination of income and capital gains.

In managing the portfolio, the portfolio management team searches for inefficiencies not only at the macro, or top down level, but also at the individual security level.

In addition to the securities described above, the Fund may invest in other debt securities.

Under normal circumstances, the Fund invests at least 80% of its assets in securities with an average maturity of less than three years and maintains a dollar-weighted average maturity of its portfolio of three years or less. These policies will not be changed without at least 60 days prior notice to shareholders. In addition, the Fund normally invests at least 65% of its assets in interest-bearing bonds.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration

To pursue its objective, under normal circumstances, the Fund invests primarily in debt obligations such as bonds, notes and debentures, and bills issued by U.S. corporations or by the U.S. government, its agencies or instrumentalities, municipal securities, mortgage-related securities, asset-backed securities and collateralized mortgage obligations that are rated within the three highest ratings categories assigned by a nationally recognized statistical ratings organization, or of comparable quality, at the time of purchase. The Fund also invests in money market instruments.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Loss of money is a risk of investing in the Fund. In addition, the principal risks of investing in the Fund, which could adversely affect the Fund’s net asset value, yield and total return are (in alphabetical order):

  Credit Risk — Credit risk is the possibility that the issuer of a debt instrument will fail to repay interest and principal in a timely manner or a counterparty may be unable to fulfill an obligation to repurchase securities from the Fund, reducing the Fund’s return.
  Interest Rate Risk — The value of the Fund’s investments may decline due to an increase in interest rates. In general, the longer a security’s maturity, the greater the interest rate risk. The Fund’s yield may decrease due to a decline in interest rates.
   Liquidity Risk — Certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market.
  Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Fund’s portfolio managers will produce the desired results.
  Market Risk — The market value of a security may move up and down, sometimes rapidly and unpredictably.
   Mortgage Market Risk — The mortgage market in the United States has experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments.
  Prepayment/Call Risk — There is a chance that the repayment of an asset backed or mortgage backed obligation will occur sooner than expected. Call risk is the possibility that, during periods of falling interest rates, a bond issuer will “call”— or repay — its bond before the bond’s maturity date.
  Valuation Risk — The risk associated with the assessment of appropriate pricing in a changing market where trading information may not be readily available.
  Zero Coupon — The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes.

To the extent that the Fund makes investments with additional risks, those risks could increase volatility or reduce performance. The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and may increase the amount of taxes that you pay.

For more information about these risks, please refer to the section titled “Investment Practices and Risks” in the Fund’s prospectus. An investment in the Fund is not a deposit of BOKF, NA, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of BOKF, NA, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information may be obtained on the Fund’s website www.cavanalhillfunds.com or by calling 1-800-762-7085.

This bar chart shows changes in the Fund’s performance from year to year[1]. The returns for A Shares and Institutional Shares will differ from the returns for Investor Shares (which are shown in the bar chart) because of differences in the expenses of each class.

Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-762-7085
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cavanalhillfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Investor Shares (Periods Ended 12/31)
Bar Chart Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the total return figures.
Annual Return 2001	rr_AnnualReturn2001	7.58%
Annual Return 2002	rr_AnnualReturn2002	6.27%
Annual Return 2003	rr_AnnualReturn2003	3.56%
Annual Return 2004	rr_AnnualReturn2004	2.21%
Annual Return 2005	rr_AnnualReturn2005	2.84%
Annual Return 2006	rr_AnnualReturn2006	4.43%
Annual Return 2007	rr_AnnualReturn2007	4.75%
Annual Return 2008	rr_AnnualReturn2008	(17.82%)
Annual Return 2009	rr_AnnualReturn2009	17.37%
Annual Return 2010	rr_AnnualReturn2010	10.32%
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	[1] The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/11 to 9/30/11 was 2.85%.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	Worst quarter:
2nd 2009	4th 2008
6.26%	(12.47)%

This table compares the Fund’s average annual total returns for periods ended December 31, 2010 to those of the BofA Merrill Lynch 1-5 Year U.S. Corporate/Government Index. Prior to January 1, 2006, a maximum sales charge of 2.00% was imposed. Sales charges are not reflected in the total return figures. The A Shares were not in existence before May 1, 2011. Institutional Shares were not in existence before December 30, 2005. Performance information reflects the Fund’s Investor Shares for periods prior to December 29, 2005 and May 2, 2011 for the Institutional and A Shares, respectively. The A Shares began presenting performance linked to the Investor Shares in September of 2011. Unlike Institutional Shares, Investor and A Shares bear a 12b-1 fee of 0.25%. Investor and Institutional Shares are subject to a Shareholder Servicing Fee of 0.25%, whereas the Shareholder Servicing Fee for A Shares is 0.10%. As indicated in the table, A Shares are also subject to a sales charge (Load). Each of these differences is reflected in the performance information. Accordingly, had the Institutional and A Shares of the Fund been offered for periods before December 30, 2005 and May 2, 2011, respectively, the performance information would have been different as a result of lower annual operating expenses. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal marginal income and capital gains tax rates. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all shares were redeemed at the end of each measurement period and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.85%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.47%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (Periods Ended 12/31/10)
Short Term Income Fund | BofA Merrill Lynch 1-5 Year U.S. Corporate/Government Index (reflects no deduction for expenses, fees or taxes)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees Expenses Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for expenses, fees or taxes)
1 Year	rr_AverageAnnualReturnYear01	4.17%
5 Years	rr_AverageAnnualReturnYear05	5.04%
10 Years	rr_AverageAnnualReturnYear10	4.84%
Short Term Income Fund | A Share
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds, for shares held less than 12 months)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.42%
Total Other Expenses	rr_OtherExpensesOverAssets	0.52%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.60%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.73%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	323
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	603
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	905
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,760
Short Term Income Fund | Investor Share
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds, for shares held less than 12 months)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.42%
Total Other Expenses	rr_OtherExpensesOverAssets	0.67%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.48%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.75%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.73%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	75
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	394
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	737
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,704
Short Term Income Fund | Investor Share | Return Before Taxes
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.32%
5 Years	rr_AverageAnnualReturnYear05	3.08%
10 Years	rr_AverageAnnualReturnYear10	3.78%
Short Term Income Fund | Investor Share | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.85%
5 Years	rr_AverageAnnualReturnYear05	1.40%
10 Years	rr_AverageAnnualReturnYear10	2.12%
Short Term Income Fund | Investor Share | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.68%
5 Years	rr_AverageAnnualReturnYear05	1.63%
10 Years	rr_AverageAnnualReturnYear10	2.23%
Short Term Income Fund | Institutional Share
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds, for shares held less than 12 months)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.42%
Total Other Expenses	rr_OtherExpensesOverAssets	0.67%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.75%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.48%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	49
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	316
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	603
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,422
Short Term Income Fund | Institutional Share | Return Before Taxes
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.66%
5 Years	rr_AverageAnnualReturnYear05	3.37%
10 Years	rr_AverageAnnualReturnYear10	3.92%
Intermediate Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	INTERMEDIATE BOND FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a lower shareholder fee depending upon the amount that you invest.  More information is available from your financial professional and in the section “Initial Sales Charge (Bond and Equity Funds, Class A Only)” in the prospectus and in the section “Additional Purchase and Redemption Information” of the statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its objective, the Fund invests, under normal market conditions, primarily in debt obligations such as bonds, notes and debentures, and bills issued by U.S. corporations or the U.S. government, its agencies, or instrumentalities, municipal securities, mortgage-related securities, asset-backed securities and collateralized mortgage obligations that are rated within the three highest ratings categories assigned by a nationally recognized statistical ratings organization, or of comparable quality, at the time of purchase. The Fund also invests in money market instruments.

Total return is defined as a percentage change, over a specified time period, in a mutual funds net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

If the rating of a security is downgraded after purchase, the portfolio management team will determine whether it is in the best interest of the Fund’s shareholders to continue to hold the security.

The Fund will seek to increase the value of your investment through a combination of income and capital gains.

In managing the portfolio, the portfolio management team searches for inefficiencies not only at the macro, or top down level, but also at the individual security level.

In addition to the securities described above, the Fund may invest in other debt securities.

Under normal circumstances the Fund invests at least 80% of its assets in bonds and maintains the dollar-weighted average maturity of its portfolio between three and ten years. These policies will not be changed without at least 60 days prior notice to shareholders.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration

To pursue its objective, the Fund invests, under normal market conditions, primarily in debt obligations such as bonds, notes and debentures, and bills issued by U.S. corporations or the U.S. government, its agencies, or instrumentalities, municipal securities, mortgage-related securities, asset-backed securities and collateralized mortgage obligations that are rated within the three highest ratings categories assigned by a nationally recognized statistical ratings organization, or of comparable quality, at the time of purchase. The Fund also invests in money market instruments.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Loss of money is a risk of investing in the Fund. In addition, the principal risks of investing in the Fund, which could adversely affect the Fund’s net asset value, yield and total return are (in alphabetical order):

  Banking Risk — To the extent that the Fund invests in securities issued by U.S. Banks, foreign banks and U.S. branches of foreign banks, the Fund’s performance will be susceptible to the risks associated with the financial services sector.
  Credit Risk — Credit risk is the possibility that the issuer of a debt instrument will fail to repay interest and principal in a timely manner or a counterparty may be unable to fulfill an obligation to repurchase securities from the Fund, reducing the Fund’s return.
   Derivative Risk — The risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation.  Changes in the value of derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.
   Interest Rate Risk — The value of the Fund’s investments may decline due to an increase in interest rates. In general, the longer a security’s maturity, the greater the interest rate risk. The Fund’s yield may decrease due to a decline in interest rates.
  Liquidity Risk — Certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market.
  Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Fund’s portfolio managers will produce the desired results.
   Market Risk — The market value of a security may move up and down, sometimes rapidly and unpredictably.
  Mortgage Market Risk — The mortgage market in the United States has experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments.
  Prepayment/Call Risk — There is a chance that the repayment of an asset backed or mortgage backed obligation will occur sooner than expected. Call risk is the possibility that, during periods of falling interest rates, a bond issuer will “call”— or repay — its bond before the bond’s maturity date.
  Valuation Risk — The risk associated with the assessment of appropriate pricing in a changing market where trading information may not be readily available.

To the extent that the Fund makes investments with additional risks, those risks could increase volatility or reduce performance. The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and may increase the amount of taxes that you pay.

For more information about these risks, please refer to the section titled “Investment Practices and Risks” in the Fund’s prospectus. An investment in the Fund is not a deposit of BOKF, NA, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of BOKF, NA, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future.  Updated performance information may be obtained on the Fund’s website www.cavanalhillfunds.com or by calling 1-800-762-7085.

This bar chart shows changes in the Fund’s performance from year to year[1]. The returns for A Shares and Institutional Shares will differ from the returns for Investor Shares (which are shown in the bar chart) because of differences in the expenses of each class.

Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-762-7085
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cavanalhillfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Investor Shares (Periods Ended 12/31)
Bar Chart Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the total return figures.
Annual Return 2001	rr_AnnualReturn2001	7.92%
Annual Return 2002	rr_AnnualReturn2002	7.02%
Annual Return 2003	rr_AnnualReturn2003	4.03%
Annual Return 2004	rr_AnnualReturn2004	2.73%
Annual Return 2005	rr_AnnualReturn2005	2.81%
Annual Return 2006	rr_AnnualReturn2006	4.40%
Annual Return 2007	rr_AnnualReturn2007	5.38%
Annual Return 2008	rr_AnnualReturn2008	(16.71%)
Annual Return 2009	rr_AnnualReturn2009	14.20%
Annual Return 2010	rr_AnnualReturn2010	13.56%
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	[1] The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/11 to 9/30/11 was 5.78%.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	Worst quarter:
3rd 2009	4th 2008
6.12%	(10.13)%

This table compares the Fund’s average annual total returns for periods ended December 31, 2010 to those of the Barclays Capital U.S. Intermediate Aggregate Bond Index. Prior to January 1, 2006, a maximum sales charge of 2.50% was imposed. Sales charges are not reflected in the total return figures. The A Shares, which impose a maximum sales charge of 3.75%, were not in existence before May 1, 2011. Institutional Shares were not in existence before December 30, 2005. Performance information reflects the Fund’s Investor Shares for periods prior to December 29, 2005 and May 2, 2011 for the Institutional and A Shares, respectively. The A Shares began presenting performance linked to the Investor Shares in September of 2011. Unlike Institutional Shares, Investor and A Shares bear a 12b-1 fee of 0.25%. Investor and Institutional Shares are subJect to a Shareholder Servicing Fee of 0.25%, whereas the Shareholder Servicing Fee for A Shares is 0.10%. As indicated in the table, A Shares are also subject to a sales charge (Load). Each of these differences is reflected in the performance information. Accordingly, had the Institutional and A Shares of the Fund been offered for periods before December 30, 2005 and May 2, 2011, respectively, the performance information would have been different as a result of lower annual operating expenses. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal marginal income and capital gains tax rates. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all shares were redeemed at the end of each measurement period and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. Actual after tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.86%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.13%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (Periods Ended 12/31/10)
Intermediate Bond Fund | Barclays Capital U.S. Intermediate Aggregate Bond Index (reflects no deduction for expenses, fees or taxes)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees Expenses Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for expenses, fees or taxes)
1 Year	rr_AverageAnnualReturnYear01	6.15%
5 Years	rr_AverageAnnualReturnYear05	5.81%
10 Years	rr_AverageAnnualReturnYear10	5.66%
Intermediate Bond Fund | A Share
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds, for shares held less than 12 months)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.55%
Total Other Expenses	rr_OtherExpensesOverAssets	0.65%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.45%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)	[6]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	463
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	764
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,087
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,999
Intermediate Bond Fund | Investor Share
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds, for shares held less than 12 months)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.55%
Total Other Expenses	rr_OtherExpensesOverAssets	0.80%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.70%)	[6]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	91
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	436
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	804
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,841
Intermediate Bond Fund | Investor Share | Return Before Taxes
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.56%
5 Years	rr_AverageAnnualReturnYear05	3.51%
10 Years	rr_AverageAnnualReturnYear10	4.19%
Intermediate Bond Fund | Investor Share | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.48%
5 Years	rr_AverageAnnualReturnYear05	1.67%
10 Years	rr_AverageAnnualReturnYear10	2.35%
Intermediate Bond Fund | Investor Share | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.76%
5 Years	rr_AverageAnnualReturnYear05	1.91%
10 Years	rr_AverageAnnualReturnYear10	2.48%
Intermediate Bond Fund | Institutional Share
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds, for shares held less than 12 months)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.55%
Total Other Expenses	rr_OtherExpensesOverAssets	0.80%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.70%)	[6]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	358
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	672
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,563
Intermediate Bond Fund | Institutional Share | Return Before Taxes
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.84%
5 Years	rr_AverageAnnualReturnYear05	3.80%
10 Years	rr_AverageAnnualReturnYear10	4.34%
Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	BOND FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a lower shareholder fee depending upon the amount that you invest.  More information is available from your financial professional and in the section “Initial Sales Charge (Bond and Equity Funds, Class A Only)” in the prospectus and in the section “Additional Purchase and Redemption Information” of the statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its objective, the Fund invests, under normal market conditions, primarily in debt obligations such as bonds, notes and debentures, and bills issued by U.S. corporations or by the U.S. government, its agencies, or instrumentalities, municipal securities, mortgage-related securities, asset-backed securities and collateralized mortgage obligations that are rated within the three highest ratings categories assigned by a nationally recognized statistical ratings organization, or of comparable quality, at the time of purchase. The Fund also invests in money market instruments.

Total return is defined as a percentage change, over a specified time period, in a mutual funds net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

If the rating of a security is downgraded after purchase, the portfolio management team will determine whether it is in the best interest of the Fund’s shareholders to continue to hold the security.

The Fund will seek to increase the value of your investment through a combination of income and capital gains.

The Fund will generally maintain a dollar-weighted average portfolio maturity of three to ten years.

In managing the portfolio, the portfolio management team searches for inefficiencies not only at the macro, or top down level, but also at the individual security level.

In addition to the securities described above, the Fund may invest in other debt securities.

Under normal circumstances the Fund invests at least 80% of its assets in bonds. This policy will not be changed without at least 60 days prior notice to shareholders.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration

To pursue its objective, the Fund invests, under normal market conditions, primarily in debt obligations such as bonds, notes and debentures, and bills issued by U.S. corporations or by the U.S. government, its agencies, or instrumentalities, municipal securities, mortgage-related securities, asset-backed securities and collateralized mortgage obligations that are rated within the three highest ratings categories assigned by a nationally recognized statistical ratings organization, or of comparable quality, at the time of purchase. The Fund also invests in money market instruments.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Loss of money is a risk of investing in the Fund. In addition, the principal risks of investing in the Fund, which could adversely affect the Fund’s net asset value, yield and total return are (in alphabetical order):

  Credit Risk — Credit risk is the possibility that the issuer of a debt instrument will fail to repay interest and principal in a timely manner or a counterparty may be unable to fulfill an obligation to repurchase securities from the Fund, reducing the Fund’s return.
  Interest Rate Risk — The Fund’s investments may decline due to an increase in interest rates. In general, the longer a security’s maturity, the greater the interest rate risk. The Fund’s yield may decrease due to a decline in interest rates.
  Liquidity Risk — Certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market.
  Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Fund’s portfolio managers will produce the desired results.
  Market Risk — The market value of a security may move up and down, sometimes rapidly and unpredictably.
  Mortgage Market Risk — The mortgage market in the United States has experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments.
  Regulatory Risk — Change in laws or regulations may materially affect a security, business, sector or market. Regulatory risk also includes the risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans.
  Valuation Risk — The risk associated with the assessment of appropriate pricing in a changing market where trading information may not be readily available.

To the extent that the Fund makes investments with additional risks, those risks could increase volatility or reduce performance. The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and may increase the amount of taxes that you pay.

For more information about these risks, please refer to the section titled “Investment Practices and Risks” in the Fund’s prospectus. An investment in the Fund is not a deposit of BOKF, NA, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of BOKF, NA, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information may be obtained on the Fund’s website www.cavanalhillfunds.com or by calling 1-800-762-7085.

This bar chart shows changes in the Fund’s performance from year to year[1]. The returns for A Shares and Institutional Shares will differ from the returns for Investor Shares (which are shown in the bar chart) because of differences in the expenses of each class.

Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-762-7085
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cavanalhillfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Investor Shares (Periods Ended 12/31)
Bar Chart Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the total return figures.
Annual Return 2001	rr_AnnualReturn2001	8.96%
Annual Return 2002	rr_AnnualReturn2002	9.40%
Annual Return 2003	rr_AnnualReturn2003	4.48%
Annual Return 2004	rr_AnnualReturn2004	3.91%
Annual Return 2005	rr_AnnualReturn2005	3.15%
Annual Return 2006	rr_AnnualReturn2006	4.07%
Annual Return 2007	rr_AnnualReturn2007	5.23%
Annual Return 2008	rr_AnnualReturn2008	(13.02%)
Annual Return 2009	rr_AnnualReturn2009	14.32%
Annual Return 2010	rr_AnnualReturn2010	13.80%
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	[1] The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/11 to 9/30/11 was 6.86%.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	Worst quarter:
3rd 2009	4th 2008
6.55%	(6.50)%

This table compares the Fund’s average annual total returns for periods ended December 31, 2010 to those of the Barclays Capital U.S. Aggregate Bond Index. Prior to January 1, 2006, a maximum sales charge of 3.00% was imposed. Sales charges are not reflected in the total return figures. The A Shares, which impose a maximum sales charge of 3.75%, were not in existence before May 1, 2011. Institutional Shares were not in existence before December 30, 2005. Performance information reflects the Fund’s Investor Shares for periods prior to December 29, 2005 and May 2, 2011 for the Institutional and A Shares, respectively. The A Shares began presenting performance linked to the Investor Shares in September of 2011. Unlike Institutional Shares, Investor and A Shares bear a 12b-1 fee of 0.25%. Investor and Institutional Shares are subject to a Shareholder Servicing Fee of 0.25%, whereas the Shareholder Servicing Fee for A Shares is 0.10%. As indicated in the table, A Shares are also subject to a sales charge (Load). Each of these differences is reflected in the performance information. Accordingly, had the Institutional and A Shares of the Fund been offered for periods before December 30, 2005 and May 2, 2011, respectively, the performance information would have been different as a result of lower annual operating expenses. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal marginal income and capital gains tax rates. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all shares were redeemed at the end of each measurement period and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.86%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.50%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (Periods Ended 12/31/10)
Bond Fund | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for expenses, fees or taxes)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees Expenses Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for expenses, fees or taxes)
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Years	rr_AverageAnnualReturnYear05	5.80%
10 Years	rr_AverageAnnualReturnYear10	5.84%
Bond Fund | A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds, for shares held less than 12 months)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.47%
Total Other Expenses	rr_OtherExpensesOverAssets	0.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)	[6]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.82%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	455
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	740
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,046
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,912
Bond Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds, for shares held less than 12 months)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.47%
Total Other Expenses	rr_OtherExpensesOverAssets	0.72%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.52%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.70%)	[6]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.82%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	84
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	411
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	762
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,752
Bond Fund | Investor Shares | Return Before Taxes
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.80%
5 Years	rr_AverageAnnualReturnYear05	4.38%
10 Years	rr_AverageAnnualReturnYear10	5.16%
Bond Fund | Investor Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.82%
5 Years	rr_AverageAnnualReturnYear05	2.50%
10 Years	rr_AverageAnnualReturnYear10	3.13%
Bond Fund | Investor Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.91%
5 Years	rr_AverageAnnualReturnYear05	2.62%
10 Years	rr_AverageAnnualReturnYear10	3.20%
Bond Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds, for shares held less than 12 months)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.47%
Total Other Expenses	rr_OtherExpensesOverAssets	0.72%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.70%)	[6]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.57%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	58
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	333
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	629
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,471
Bond Fund | Institutional Shares | Return Before Taxes
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.95%
5 Years	rr_AverageAnnualReturnYear05	4.63%
10 Years	rr_AverageAnnualReturnYear10	5.29%
Intermediate Tax-Free Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	INTERMEDIATE TAX-FREE BOND FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek current income, consistent with the preservation of capital, that is exempt from federal income taxes.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a lower shareholder fee depending upon the amount that you invest.  More information is available from your financial professional and in the section “Initial Sales Charge (Bond and Equity Funds, Class A Only)” in the prospectus and in the section “Additional Purchase and Redemption Information” of the statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its objective, under normal circumstances, the Fund invests at least 65% of its assets in municipal bonds and debentures that are rated within the three highest ratings categories assigned by a nationally recognized statistical ratings organization (“NRSRO”), or of comparable quality, at the time of purchase. As a matter of fundamental policy the Fund invests, under normal circumstances, at least 80% of its assets in municipal securities, the income from which is exempt from federal income tax. Additionally, the Fund will normally invest at least 80% of its assets in bonds which pay interest that is not subject to federal alternative minimum tax for shareholders who are individuals. The Fund invests in municipal securities which are within the three highest rating categories assigned by NRSRO, in the case of bonds; rated within the highest ratings category assigned by an NRSRO, in the case of notes; rated in the highest ratings category assigned by an NRSRO, in the case of tax-exempt commercial paper; or rated in the highest ratings category assigned by an NRSRO, in the case of variable rate demand obligations.

The Fund will generally invest in two principal classifications of municipal securities: general obligation securities and revenue securities. The Fund also will utilize credit enhancers. The Fund also invests in money market instruments.

If the rating of a security is downgraded after purchase, the portfolio management team will determine whether it is in the best interest of the Fund’s shareholders to continue to hold the security.

The Fund, under normal circumstances, invests at least 80% of its assets in tax-free bonds and maintains a dollar-weighted average maturity between three to ten years. These policies will not be changed without at least 60 days prior notice to shareholders.

In managing the portfolio, the portfolio management team uses a “top down” investment management approach focusing on actual or anticipated changes or trends in interest rates, the financial markets, or the economy.

In addition to the securities described above, the Fund may invest in other debt securities.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration

To pursue its objective, under normal circumstances, the Fund invests at least 65% of its assets in municipal bonds and debentures that are rated within the three highest ratings categories assigned by a nationally recognized statistical ratings organization (“NRSRO”), or of comparable quality, at the time of purchase. As a matter of fundamental policy the Fund invests, under normal circumstances, at least 80% of its assets in municipal securities, the income from which is exempt from federal income tax. Additionally, the Fund will normally invest at least 80% of its assets in bonds which pay interest that is not subject to federal alternative minimum tax for shareholders who are individuals. The Fund invests in municipal securities which are within the three highest rating categories assigned by NRSRO, in the case of bonds; rated within the highest ratings category assigned by an NRSRO, in the case of notes; rated in the highest ratings category assigned by an NRSRO, in the case of tax-exempt commercial paper; or rated in the highest ratings category assigned by an NRSRO, in the case of variable rate demand obligations.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Loss of money is a risk of investing in the Fund. In addition, the principal risks of investing in the Fund, which could adversely affect the Fund’s net asset value, yield and total return are (in alphabetical order):

  Credit Enhancement Risk — A “credit enhancer,” such as a letter of credit, may decline in quality and lead to a decrease in the value of the Fund’s investments.
  Credit Risk — Credit risk is the possibility that the issuer of a debt instrument will fail to repay interest and principal in a timely manner or a counterparty may be unable to fulfill an obligation to repurchase securities from the Fund, reducing the Fund’s return.
   Interest Rate Risk — The value of the Fund’s investments may decline due to an increase in interest rates. In general, the longer a security’s maturity, the greater the interest rate risk. The Fund’s yield may decrease due to a decline in interest rates.
   Issuer Specific — The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, earnings and sales trends, investor perceptions, financial leverage and reduced demand for the issuer’s goods or services.
  Liquidity Risk — Certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market.
  Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Fund’s portfolio managers will produce the desired results.
  Market Risk — The market value of a security may move up and down, sometimes rapidly and unpredictably.
  Prepayment/Call Risk — There is a chance that the repayment of an asset backed or mortgage backed obligation will occur sooner than expected. Call risk is the possibility that, during periods of falling interest rates, a bond issuer will “call”— or repay — its bond before the bond’s maturity date.
  Tax Risk — The issuer of securities may fail to comply with certain requirements of the Internal Revenue Code, which could cause adverse tax consequences. Also, the use of investment practices that seek to minimize tax consequences may lead to investment decisions that do not maximize the returns on an after-tax basis. Economic developments or unforeseeable investor redemptions may also reduce returns without any corresponding increase in tax efficiency.

To the extent that the Fund makes investments with additional risks, those risks could increase volatility or reduce performance. The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and may increase the amount of taxes that you pay.

For more information about these risks, please refer to the section titled “Investment Practices and Risks” in the Fund’s prospectus. An investment in the Fund is not a deposit of BOKF, NA, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of BOKF, NA, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information may be obtained on the Fund’s website www.cavanalhillfunds.com or by calling 1-800-762-7085.

This bar chart shows changes in the Fund’s performance from year to year[1]. The returns for A Shares and Institutional Shares will differ from the returns for Investor Shares (which are shown in the bar chart) because of differences in the expenses of each class.

Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-762-7085
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cavanalhillfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Investor Shares (Periods Ended 12/31)
Bar Chart Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the total return figures.
Annual Return 2001	rr_AnnualReturn2001	4.39%
Annual Return 2002	rr_AnnualReturn2002	7.77%
Annual Return 2003	rr_AnnualReturn2003	3.88%
Annual Return 2004	rr_AnnualReturn2004	2.41%
Annual Return 2005	rr_AnnualReturn2005	1.45%
Annual Return 2006	rr_AnnualReturn2006	2.84%
Annual Return 2007	rr_AnnualReturn2007	3.89%
Annual Return 2008	rr_AnnualReturn2008	3.88%
Annual Return 2009	rr_AnnualReturn2009	6.47%
Annual Return 2010	rr_AnnualReturn2010	1.94%
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	[1] The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/11 to 9/30/11 was 7.42%.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	Worst quarter:
3rd 2009	4th 2010
4.87%	(3.78)%

This table compares the Fund’s average annual total returns for periods ended December 31, 2010 to those of the Barclays Capital U.S. Municipal Bond Index. Prior to January 1, 2006, a maximum sales charge of 2.50% was imposed. Sales charges are not reflected in the total return figures. The A Shares, which impose a maximum sales charge of 3.75%, were not in existence before May 1, 2011. Institutional Shares were not in existence before December 30, 2005. Performance information reflects the Fund’s Investor Shares for periods prior to December 29, 2005 and May 2, 2011 for the Institutional and A Shares, respectively. The A Shares began presenting performance linked to the Investor Shares in September of 2011. Unlike Institutional Shares, Investor and A Shares bear a 12b-1 fee of 0.25%. Investor and Institutional Shares are subject to a Shareholder Servicing Fee of 0.25%, whereas the Shareholder Servicing Fee for A Shares is 0.10%. As indicated in the table, A Shares are also subject to a sales charge (Load). Each of these differences is reflected in the performance information. Accordingly, had the Institutional and A Shares of the Fund been offered for periods before December 30, 2005 and May 2, 2011, respectively, the performance information would have been different as a result of lower annual operating expenses. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal marginal income and capital gains tax rates. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Funds shares assume all shares were redeemed at the end of each measurement period and show the effect of any taxable gain (or offsetting loss) on redemptions, as well as the effect of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such IRA or 401(k) plans.

Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.42%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.78%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (Periods Ended 12/31/10)
Intermediate Tax-Free Bond Fund | Barclays Capital U.S. Municipal Bond Index (reflects no deduction for expenses, fees or taxes)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees Expenses Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for expenses, fees or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.38%
5 Years	rr_AverageAnnualReturnYear05	4.09%
10 Years	rr_AverageAnnualReturnYear10	4.83%
Intermediate Tax-Free Bond Fund | A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds, for shares held less than 12 months)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.41%
Total Other Expenses	rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)	[6]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.76%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	450
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	722
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,015
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,847
Intermediate Tax-Free Bond Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds, for shares held less than 12 months)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.41%
Total Other Expenses	rr_OtherExpensesOverAssets	0.66%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.70%)	[6]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.76%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	392
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	730
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,685
Intermediate Tax-Free Bond Fund | Investor Shares | Return Before Taxes
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.94%
5 Years	rr_AverageAnnualReturnYear05	3.79%
10 Years	rr_AverageAnnualReturnYear10	3.88%
Intermediate Tax-Free Bond Fund | Investor Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.93%
5 Years	rr_AverageAnnualReturnYear05	3.78%
10 Years	rr_AverageAnnualReturnYear10	3.84%
Intermediate Tax-Free Bond Fund | Investor Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.34%
5 Years	rr_AverageAnnualReturnYear05	3.71%
10 Years	rr_AverageAnnualReturnYear10	3.82%
Intermediate Tax-Free Bond Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds, for shares held less than 12 months)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.41%
Total Other Expenses	rr_OtherExpensesOverAssets	0.66%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.70%)	[6]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.51%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	52
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	314
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	597
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,402
Intermediate Tax-Free Bond Fund | Institutional Shares | Return Before Taxes
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.20%
5 Years	rr_AverageAnnualReturnYear05	4.08%
10 Years	rr_AverageAnnualReturnYear10	4.02%
Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	BALANCED FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a lower shareholder fee depending upon the amount that you invest.  More information is available from your financial professional and in the section “Initial Sales Charge (Bond and Equity Funds, Class A Only)” in the prospectus and in the section “Additional Purchase and Redemption Information” of the statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 86% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	86.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its objective, the Fund normally invests between 50% and 75% of its total assets in equity securities and at least 25% of its assets in fixed income securities that are rated within the three highest ratings categories assigned by a nationally recognized statistical ratings organization, or of comparable quality, at the time of purchase.

The equity portion of the Fund primarily consists of large capitalization, mid capitalization and small capitalization stocks. Large capitalization stocks include large U.S. companies with a market capitalization in excess of $7 billion. Mid capitalization stocks include U.S. companies with a market capitalization between $2 and $7 billion at the time of purchase. Small capitalization stocks include small U.S. companies having an average market capitalization below $2billion at the time of purchase.

As its primary strategy, the portfolio management team of the Fund selects equity securities using a proprietary system that ranks stocks. Stocks are ranked using a large array of factors including but not limited to fundamental factors (i.e. valuation and growth) and technical factors (i.e. momentum, reversal and volatility) that have historically been linked to performance. Portfolio construction and risk management techniques are used to seek consistent, superior risk adjusted returns.

The portfolio management team of the Fund may augment its primary strategy by utilizing additional strategies involving exchange-traded funds.

The debt portion of the Fund primarily consists of bonds; notes, debentures and bills issued by U.S. corporations or the U.S. government, its agencies, or instrumentalities; mortgage-related securities; asset backed securities,  collateralized mortgage obligations and municipal bonds.

The Fund seeks to maintain a dollar-weighted average portfolio maturity of three to twelve years for the debt portion of its portfolio. The Fund also invests in money market instruments. If the rating of a security is downgraded after purchase, the portfolio management team will determine whether it is in the best interests of the Fund’s shareholders to continue to hold the security.

The portion of the Fund’s assets invested in equity and debt securities will vary in accordance with economic conditions, the level of stock prices, interest rates, and the risk associated with each investment.

In addition to the securities described above, the Fund may invest in other equity and debt securities. For example, the Fund may invest in foreign securities, including emerging market securities.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration

To pursue its objective, the Fund normally invests between 50% and 75% of its total assets in equity securities and at least 25% of its assets in fixed income securities that are rated within the three highest ratings categories assigned by a nationally recognized statistical ratings organization, or of comparable quality, at the time of purchase.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Loss of money is a risk of investing in the Fund. In addition, the principal risks of investing in the Fund, which could adversely affect the Fund’s net asset value, yield and total return are (in alphabetical order):

  Credit Risk — Credit risk is the possibility that the issuer of a debt instrument will fail to repay interest and principal in a timely manner or a counterparty may be unable to fulfill an obligation to repurchase securities from the Fund, reducing the Fund’s return.
  Foreign Investment Risk — Higher transaction costs, delayed settlements, currency controls and adverse economic and political developments may affect foreign investments.
  Interest Rate Risk — The value of the Fund’s investments may decline due to an increase in interest rates. In general, the longer a security’s maturity, the greater the interest rate risk. The Fund’s yield may decrease due to a decline in interest rates.
  Issuer Specific — The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, earnings and sales trends, investor perceptions, financial leverage and reduced demand for the issuer’s goods or services.
  Liquidity Risk — Certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market.
  Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Fund’s portfolio managers will produce the desired results.
  Market Risk — The market value of a security may move up and down, sometimes rapidly and unpredictably.
  Mortgage Market Risk — The mortgage market in the United States has experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments.
  Prepayment/Call Risk — There is a chance that the repayment of an asset backed or mortgage backed obligation will occur sooner than expected. Call risk is the possibility that, during periods of falling interest rates, a bond issuer will “call”— or repay — its bond before the bond’s maturity date.
  Small Cap Risk — Small cap companies may be more vulnerable to adverse business or economic developments.
  Valuation Risk — The risk associated with the assessment of appropriate pricing in a changing market where trading information may not be readily available.

To the extent that the Fund makes investments with additional risks, those risks could increase volatility or reduce performance. The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and may increase the amount of taxes that you pay.

For more information about these risks, please refer to the section titled “Investment Practices and Risks” in the Fund’s prospectus. An investment in the Fund is not a deposit of BOKF, NA, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of BOKF, NA, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information may be obtained on the Fund’s website www.cavanalhillfunds.com or by calling 1-800-762-7085.

This bar chart shows changes in the Fund’s performance from year to year[1]. The returns for A Shares and Institutional Shares will differ from the returns for Investor Shares (which are shown in the bar chart) because of differences in the expenses of each class.

Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-762-7085
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cavanalhillfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Investor Shares (Periods Ended 12/31)
Bar Chart Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the total return figures.
Annual Return 2001	rr_AnnualReturn2001	(2.83%)
Annual Return 2002	rr_AnnualReturn2002	(10.77%)
Annual Return 2003	rr_AnnualReturn2003	20.92%
Annual Return 2004	rr_AnnualReturn2004	8.73%
Annual Return 2005	rr_AnnualReturn2005	6.36%
Annual Return 2006	rr_AnnualReturn2006	11.50%
Annual Return 2007	rr_AnnualReturn2007	5.87%
Annual Return 2008	rr_AnnualReturn2008	(27.26%)
Annual Return 2009	rr_AnnualReturn2009	24.00%
Annual Return 2010	rr_AnnualReturn2010	13.24%
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	[1] The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/11 to 9/30/11 was (3.54)%.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	Worst quarter:
2nd 2009	4th 2008
12.13%	(14.85)%

This table compares the Fund’s average annual total returns for periods ended December 31, 2010 to those of the Russell 1000® Index and the Barclays Capital U.S. Aggregate Bond Index. Prior to January 1, 2006, a maximum sales charge of 5.00% was imposed. Sales charges are not reflected in the total return figures. The A Shares, which impose a maximum sales charge of 5.50%, were not in existence before May 1, 2011. Institutional Shares were not in existence before December 30, 2005. Performance information reflects the Fund’s Investor Shares for periods prior to December 29, 2005 and May 2, 2011 for the Institutional and A Shares, respectively. The A Shares began presenting performance linked to the Investor Shares in September of 2011. Unlike Institutional Shares, Investor and A Shares bear a 12b-1 fee of 0.25%. Investor and Institutional Shares are subject to a Shareholder Servicing Fee of 0.25%, whereas the Shareholder Servicing Fee for A Shares is 0.10%. As indicated in the table, A Shares are also subject to a sales charge (Load). Each of these differences is reflected in the performance information. Accordingly, had the Institutional and A Shares of the Fund been offered for periods before December 30, 2005 and May 2, 2011, respectively, the performance information would have been different as a result of lower annual operating expenses. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal marginal income and capital gains tax rates. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all shares were redeemed at the end of each measurement period and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans. The Russell 1000® Index is presented to show how the Fund’s performance compares to an index of equity funds, while the Barclays Capital U.S. Aggregate Bond Index shows how the Fund’s performance compares to an index of  bond funds.

Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(3.54%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.85%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (Periods Ended 12/31/10)
Balanced Fund | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for expenses, fees or taxes)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees Expenses Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for expenses, fees or taxes)
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Years	rr_AverageAnnualReturnYear05	5.80%
10 Years	rr_AverageAnnualReturnYear10	5.84%
Balanced Fund | Russell 1000® Index (reflects no deduction for expenses, fees or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.10%
5 Years	rr_AverageAnnualReturnYear05	2.59%
10 Years	rr_AverageAnnualReturnYear10	1.83%
Balanced Fund | A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds, for shares held less than 12 months)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.74%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.39%
Total Other Expenses	rr_OtherExpensesOverAssets	0.49%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.52%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.59%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.93%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	640
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	949
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,281
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,215
Balanced Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds, for shares held less than 12 months)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.74%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.39%
Total Other Expenses	rr_OtherExpensesOverAssets	0.64%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.67%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.74%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.93%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	95
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	454
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	838
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,914
Balanced Fund | Investor Shares | Return Before Taxes
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.24%
5 Years	rr_AverageAnnualReturnYear05	3.81%
10 Years	rr_AverageAnnualReturnYear10	3.87%
Balanced Fund | Investor Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.48%
5 Years	rr_AverageAnnualReturnYear05	2.34%
10 Years	rr_AverageAnnualReturnYear10	2.73%
Balanced Fund | Investor Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.76%
5 Years	rr_AverageAnnualReturnYear05	2.63%
10 Years	rr_AverageAnnualReturnYear10	2.81%
Balanced Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds, for shares held less than 12 months)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.74%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.39%
Total Other Expenses	rr_OtherExpensesOverAssets	0.64%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.74%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.68%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	69
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	376
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	706
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,638
Balanced Fund | Institutional Shares | Return Before Taxes
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.49%
5 Years	rr_AverageAnnualReturnYear05	4.05%
10 Years	rr_AverageAnnualReturnYear10	4.03%
U.S. Large Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	U.S. LARGE CAP EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek growth of capital and,
Objective Secondary [TextBlock]	rr_ObjectiveSecondaryTextBlock	secondarily, income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a lower shareholder fee depending upon the amount that you invest.  More information is available from your financial professional and in the section “Initial Sales Charge (Bond and Equity Funds, Class A Only)” in the prospectus and in the section “Additional Purchase and Redemption Information” of the statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 72% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	72.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its objective, under normal circumstances, the Fund invests at least 80% of its assets in equity securities of large U.S. companies. This policy will not be changed without at least 60 days prior notice to shareholders. “Equity securities” for purposes of this policy refers to common stocks and securities convertible into common stocks.

The Fund invests at least 80% of its assets in a universe of equity securities of large U.S. companies having an average market capitalization in excess of $7 billion at the time of purchase.

The portfolio management team of the Fund seeks to identify companies that possess the following fundamental characteristics: strong, sustainable earnings and revenue growth prospects, industry leadership with a competitive advantage, high levels of profitability and earnings quality, strong management teams, understandable business models and limited exposure to cyclical earnings.

In pursuing the investment strategy, the portfolio management team seeks to enhance the after-tax returns to shareholders by employing various investment practices that are designed to reduce taxable distributions to shareholders. For example, the Fund may hold securities for a long enough period to avoid higher short-term capital gains taxes. The Fund will also attempt to offset capital gains from sales of securities by selling other securities at a loss. These practices are expected to reduce, but not eliminate, taxable distributions.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration

To pursue its objective, under normal circumstances, the Fund invests at least 80% of its assets in equity securities of large U.S. companies. This policy will not be changed without at least 60 days prior notice to shareholders. “Equity securities” for purposes of this policy refers to common stocks and securities convertible into common stocks.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Loss of money is a risk of investing in the Fund. In addition, the principal risks of investing in the Fund, which could adversely affect the Fund’s net asset value, yield and total return are (in alphabetical order):

  Issuer Specific — The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, earnings and sales trends, investor perceptions, financial leverage and reduced demand for the issuer’s goods or services.
  Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Fund’s portfolio managers will produce the desired results.
  Market Risk — The market value of a security may move up and down, sometimes rapidly and unpredictably.

To the extent that the Fund makes investments with additional risks, those risks could increase volatility or reduce performance. The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and may increase the amount of taxes that you pay.

For more information about these risks, please refer to the section titled “Investment Practices and Risks” in the Fund’s prospectus. An investment in the Fund is not a deposit of BOKF, NA, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of BOKF, NA, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information may be obtained on the Fund’s website www.cavanalhillfunds.com or by calling 1-800-762-7085.

This bar chart shows changes in the Fund’s performance from year to year[1]. The returns for A Shares and Institutional Shares will differ from the returns for Investor Shares (which are shown in the bar chart) because of differences in the expenses of each class.

Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns 1, 5 and 10 years compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-762-7085
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cavanalhillfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Investor Shares (Periods Ended 12/31)
Bar Chart Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the total return figures.
Annual Return 2001	rr_AnnualReturn2001	(13.66%)
Annual Return 2002	rr_AnnualReturn2002	(25.59%)
Annual Return 2003	rr_AnnualReturn2003	29.28%
Annual Return 2004	rr_AnnualReturn2004	14.95%
Annual Return 2005	rr_AnnualReturn2005	9.49%
Annual Return 2006	rr_AnnualReturn2006	13.22%
Annual Return 2007	rr_AnnualReturn2007	9.67%
Annual Return 2008	rr_AnnualReturn2008	(35.69%)
Annual Return 2009	rr_AnnualReturn2009	31.02%
Annual Return 2010	rr_AnnualReturn2010	13.60%
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	[1] The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/11 to 9/30/11 was (14.71)%.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	Worst quarter:
2nd 2009	4th 2008
16.83%	(23.25)%

This table compares the Fund’s average annual total returns for periods ended December 31, 2010 to those of the Russell 1000® Index. Prior to January 1, 2006, a maximum sales charge of 5.00% was imposed. Sales charges are not reflected in the total return figures. The A Shares, which impose a maximum sales charge of 5.50%, were not in existence before May 1, 2011. Institutional Shares were not in existence before December 30, 2005. Performance information reflects the Fund’s Investor Shares for periods prior to December 29, 2005 and May 2, 2011 for the Institutional and A Shares, respectively. The A Shares began presenting performance linked to the Investor Shares in September of 2011. Unlike Institutional Shares, Investor and A Shares bear a 12b-1 fee of 0.25%. Investor and Institutional Shares are subject to a Shareholder Servicing Fee of 0.25%, whereas the Shareholder Servicing Fee for A Shares is 0.10%. As indicated in the table, A Shares are also subject to a sales charge (Load). Each of these differences is reflected in the performance information. Accordingly, had the Institutional and A Shares of the Fund been offered for periods prior to December 30, 2005 and May 2, 2011, respectively, the performance information would have been different as a result of lower annual operating expenses. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal marginal income and capital gains tax rates. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all shares were redeemed at the end of each measurement period and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(14.71%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.25%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (Periods Ended 12/31/10)
U.S. Large Cap Equity Fund | Russell 1000® Index (reflects no deduction for expenses, fees or taxes)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees Expenses Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for expenses, fees or taxes)
1 Year	rr_AverageAnnualReturnYear01	16.10%
5 Years	rr_AverageAnnualReturnYear05	2.59%
10 Years	rr_AverageAnnualReturnYear10	1.83%
U.S. Large Cap Equity Fund | A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds, for shares held less than 12 months)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.69%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.39%
Total Other Expenses	rr_OtherExpensesOverAssets	0.49%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	642
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	935
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,250
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,139
U.S. Large Cap Equity Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds, for shares held less than 12 months)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.69%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.39%
Total Other Expenses	rr_OtherExpensesOverAssets	0.64%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.59%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.64%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	439
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	805
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,835
U.S. Large Cap Equity Fund | Investor Shares | Return Before Taxes
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.60%
5 Years	rr_AverageAnnualReturnYear05	3.51%
10 Years	rr_AverageAnnualReturnYear10	2.19%
U.S. Large Cap Equity Fund | Investor Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.49%
5 Years	rr_AverageAnnualReturnYear05	3.44%
10 Years	rr_AverageAnnualReturnYear10	1.65%
U.S. Large Cap Equity Fund | Investor Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.96%
5 Years	rr_AverageAnnualReturnYear05	3.00%
10 Years	rr_AverageAnnualReturnYear10	1.64%
U.S. Large Cap Equity Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds, for shares held less than 12 months)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.69%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.39%
Total Other Expenses	rr_OtherExpensesOverAssets	0.64%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.64%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	361
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	673
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,557
U.S. Large Cap Equity Fund | Institutional Shares | Return Before Taxes
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.84%
5 Years	rr_AverageAnnualReturnYear05	3.78%
10 Years	rr_AverageAnnualReturnYear10	2.32%
Opportunistic Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	OPPORTUNISTIC FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Opportunistically investing to generate positive investment returns.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a lower shareholder fee depending upon the amount that you invest. More information is available from your financial professional and in the section “Initial Sales Charge (Bond and Equity Funds, Class A Only)” in the prospectus and in the section “Additional Purchase and Redemption Information” of the statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its objective, under normal circumstances, the Fund may trade frequently and may invest in a wide range of financial instruments, market sectors and asset classes in the U.S. and other markets. Investments may include any asset for which there is a liquid market. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund.

The Fund may invest in equity securities of issuers of any market capitalization, including convertible, private placement/restricted, initial public offering (“IPOs”), emerging market securities, real estate investment trusts and master limited partnerships. It may hold all or a portion of its assets in U.S. Treasury Obligations, cash or short-term fixed income or money market securities. The Fund may also invest in pooled investment vehicles, including other registered investment companies and ETFs.

The Fund may from time to time invest in fixed income securities of any credit quality and maturity, including those of defaulted/distressed issuers and bank loans. These securities can be rated below investment grade (i.e.,”junk bonds”) and thus rated below Baa3 by Moody’s, BBB- by S&P or BBB- by Fitch Ratings Ltd. or unrated and securities in default.

The Fund may buy securities that it believes are undervalued and may write options on securities that it believes are overvalued. The Fund may sell these securities and cover (buyback) options when it believes they have reached their target price or more compelling investments are available.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration

To pursue its objective, under normal circumstances, the Fund may trade frequently and may invest in a wide range of financial instruments, market sectors and asset classes in the U.S. and other markets. Investments may include any asset for which there is a liquid market. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Loss of money is a risk of investing in the Fund. In addition, the principal risks of investing in the Fund, which could adversely affect the Fund’s net asset value, yield and total return are (in alphabetical order):

  Credit Risk — Credit risk is the possibility that the issuer of a debt instrument will fail to repay interest and principal in a timely manner or a counterparty may be unable to fulfill an obligation to repurchase securities from the Fund, reducing the Fund’s return.
  Income Risk — The Fund’s yield may decrease due to a decline in interest rates.
  Issuer Specific Risk — The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, earnings and sales trends, investor perceptions, financial leverage and reduced demand for the issuer’s goods or services.
  Leverage Risk — The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.
  Limited Number of Holdings — As a large percentage of a fund’s assets may be invested in a limited number of securities, each investment has a greater effect on a Fund’s overall performance and any change in the value of those securities could significantly affect the value of your investment in the fund.
  Liquidity Risk — Certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market.
  Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Fund’s portfolio managers will produce the desired results.
  Market Risk — The market value of a security may move up and down, sometimes rapidly and unpredictably.
  Mid Cap Risk — The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
  Small Cap Risk — Small cap companies may be more vulnerable to adverse business or economic developments.

To the extent that the Fund makes investments with additional risks, those risks could increase volatility or reduce performance. The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and may increase the amount of taxes that you pay.

For more information about these risks, please refer to the section titled “Investment Practices and Risks” in the Fund’s prospectus. An investment in the Fund is not a deposit of BOKF, N.A., or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of BOKF, N.A., or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because it has not yet completed a full calendar year of operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information may be obtained on the Fund’s website www. cavanalhillfunds.com or by calling 1-800-762-7085.  Please also see the section titled “Historical Performance of Similar Accounts Managed by the Portfolio Manager” in Appendix A in the prospectus.

Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns

Because it has not yet completed a full calendar year of operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-762-7085
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www. cavanalhillfunds.com
Opportunistic Fund | A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds, for shares held less than 12 months)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.35%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.36%	[2]
Total Other Expenses	rr_OtherExpensesOverAssets	0.46%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.09%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[7]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.89%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	731
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,151
Opportunistic Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds, for shares held less than 12 months)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	1.35%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.36%	[2]
Total Other Expenses	rr_OtherExpensesOverAssets	0.61%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.24%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[7]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.14%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	217
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	691
Opportunistic Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds, for shares held less than 12 months)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	1.35%
Distribution/Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.36%	[2]
Total Other Expenses	rr_OtherExpensesOverAssets	0.61%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.99%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[7]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.64%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	167
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	591
[1]	On shares purchased without an initial sales charge and redeemed within 12 months of purchase.
[2]	Other Expenses are based on estimated amount for the current fiscal year.
[3]	The Adviser has contractually agreed to waive 0.39% of its Management Fees. The Administrator has contractually agreed to waive 0.10% of its Administrator Fees. Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees if you buy through such affiliates. Contractual waivers are in place for the period through December 31, 2012 and may only be terminated or modified with the approval of the Fund's Board of Trustees.
[4]	The Adviser has contractually agreed to waive 0.40% of its Management Fees. The Administrator has contractually agreed to waive 0.10% of its Administrator Fees. Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees if you buy through such affiliates. Contractual waivers are in place for the period through December 31, 2012 and may only be terminated or modified with the approval of the Fund's Board of Trustees.
[5]	The Adviser has contractually agreed to waive 0.29% of its Management Fees. The Administrator has contractually agreed to waive 0.10% of its Administrator Fees. Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees if you buy through such affiliates. Contractual waivers are in place for the period through December 31, 2012 and may only be terminated or modified with the approval of the Fund's Board of Trustees.
[6]	The Adviser has contractually agreed to waive 0.35% of its Management Fees. The Administrator has contractually agreed to waive 0.10% of its Administrator Fees. Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees if you buy through such affiliates. Contractual waivers are in place for the period through December 31, 2012 and may only be terminated or modified with the approval of the Fund's Board of Trustees.
[7]	The Adviser has contractually agreed to waive or assume certain expenses so that the common expenses (other than extraordinary expenses and Acquired Fund Fees and Expenses) for each Class do not exceed 1.64% plus class-specific fees until December 31, 2012. The Administrator has contractually agreed to waive 0.10% of its Administrator Fees. Contractual waiver of the Administration Fee is in place for the period through December 31, 2012 and may only be terminated or modified with the approval of the Fund's Board of Trustees. Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees if you buy A Shares or Institutional Shares through such affiliates.
[8]	The Adviser has contractually agreed to waive 0.10% of its Management Fees. The Administrator has contractually agreed to waive 0.07% of its Administration Fee. Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees paid by Select Shares Premier Shares, 0.15% paid by Service Shares and 0.17% paid by Institutional Shares if you buy through such affiliates. The Distributor has contractually agreed to waive 0.45% of the Distribution/Service (12b-1) Fee paid by the Premier Class and 0.15% of such Fee paid by the Service Class. Contractual waivers are in place for the period through December 31, 2013 and may only be terminated or modified with the approval of the Fund's Board of Trustees.
[9]	The Adviser has contractually agreed to waive 0.10% of its Management Fees. The Administrator has contractually agreed to waive 0.07% of its Administration Fee. Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees paid by Select and Premier Shares, 0.15% paid by Service Shares and 0.17% paid by Institutional Shares if you buy through such affiliates. The Distributor has contractually agreed to waive 0.45% of the Distribution/Service (12b-1) Fee paid by the Premier Class and 0.15% of such Fee paid by the Service Class and 0.13% paid by the Administrative Class. Contractual waivers are in place for the period through December 31, 2013 and may only be terminated or modified with the approval of the Fund's Board of Trustees.
[10]	The Adviser has contractually agreed to waive 0.10% of its Management Fees. The Administrator has contractually agreed to waive 0.10% of its Administration Fee. Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees paid by Select and Premier Shares, 0.15% paid by Service Shares and 0.17% paid by Institutional Shares if you buy through such affiliates. The Distributor has contractually agreed to waive 0.45% of the Distribution/Service (12b-1) Fee paid by the Premier Class and 0.15% of such Fee paid by the Service Class. Contractual waivers are in place for the period through December 31, 2013 and may only be terminated or modified with the approval of the Fund's Board of Trustees.